UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.

(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, Minnesota	55474
(Address of principal executive offices)	(Zip code)

Lawrence P. Vogel 100 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 3/31/09

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman

Municipal Fund Series, Inc.

__________________________________________________

National Fund

Colorado Fund

Georgia Fund

Louisiana Fund

Maryland Fund

Massachusetts Fund

Michigan Fund

Minnesota Fund

Missouri Fund

New York Fund

Ohio Fund

Oregon Fund

South Carolina Fund

Mid-Year Report

March 31, 2009

Seeking Income Exempt From Regular Income Tax

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Returns for Class A shares are calculated with and without the effect of the initial 4.5% maximum sales charge that became effective on January 7, 2008. Although for all periods presented, returns for the Funds’ Class A shares reflect the initial 4.5% maximum sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if the 4.75% maximum sales charge then in effect was incurred. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Series’ prospectus or statement of additional information.

Investment Results

National Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(1.23)%	(3.99)%	1.46%	2.97%	n/a
Without Sales Charge	3.36	0.53	2.40	3.44	n/a
Class C
With Sales Charge and CDSC	2.17	(1.08)	n/a	n/a	n/a
Without Sales Charge and CDSC	3.17	(0.11)	1.54	n/a	2.63%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper General Municipal Debt Funds Average	0.60	(3.31)	1.23	2.92	3.03

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.41	$7.31	$7.65
Class C	7.44	7.31	7.65

Holdings by Market Sector ø
Revenue Bonds	72%
Pre-refunded/Escrowed-to-Maturity Bonds	15
General Obligation Bonds	13

Option-Adjusted Duration[3]	7.60 years
Weighted Average Maturity[3]	13.72 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividend†	SEC 30-Day Yield††
Class A	$0.132	2.63%
Class C	0.099	1.71

Holdings by Credit Quality[2] ø
AAA	18%
AA	49
A	26
BBB	5
NR	2

Performance and Portfolio Overview

Investment Results

Colorado Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(0.04)%	(2.29)%	2.19%	3.72%	n/a
Without Sales Charge	4.72	2.31	3.13	4.19	n/a
Class C
With Sales Charge and CDSC	3.12	0.28	n/a	n/a	n/a
Without Sales Charge and CDSC	4.12	1.26	2.18	n/a	3.30%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Colorado Municipal Debt Funds Average	0.50	(2.95)	1.59	3.14	3.23

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.32	$7.14	$7.44
Class C	7.30	7.13	7.43

Holdings by Market Sector ø
Revenue Bonds	51%
Pre-refunded/Escrowed-to-Maturity Bonds	38
General Obligation Bonds	11

Option-Adjusted Duration[3]	5.96 years
Weighted Average Maturity[3]	9.21 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.135	$0.018	2.69%
Class C	0.103	0.018	1.92

Holdings by Credit Quality[2] ø
AAA	23%
AA	57
A	14
BBB	6

Georgia Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(0.48)%	(4.48)%	0.81%	2.75%	n/a
Without Sales Charge	4.22	0.02	1.75	3.22	n/a
Class C
With Sales Charge and CDSC	2.74	(1.83)	n/a	n/a	n/a
Without Sales Charge and CDSC	3.74	(0.87)	0.83	n/a	2.37%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Georgia Municipal Debt Funds Average	2.94	(1.11)	1.70	3.29	3.34

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.13	$6.99	$7.43
Class C	7.15	7.01	7.45

Holdings by Market Sectorø
Revenue Bonds	75%
General Obligation Bonds	16
Pre-refunded/Escrowed-to-Maturity Bonds	9

Option-Adjusted Duration[3]	7.94 years
Weighted Average Maturity[3]	13.50 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividend†	SEC 30-Day Yield††
Class A	$0.150	3.66%
Class C	0.118	2.94

Holdings by Credit Quality[2] ø
AAA	11%
AA	44
A	25
BBB	20

Performance and Portfolio Overview

Investment Results

Louisiana Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(1.99)%	(4.40)%	1.22%	3.07%	n/a
Without Sales Charge	2.69	0.09	2.16	3.54	n/a
Class C
With Sales Charge and CDSC	1.24	(1.90)	n/a	n/a	n/a
Without Sales Charge and CDSC	2.23	(0.94)	1.22	n/a	2.70%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Other States Municipal Debt Funds Average	2.20	(1.97)	1.71	3.26	3.24

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.30	$7.34	$7.67
Class C	7.29	7.33	7.67

Holdings by Market Sector ø
Revenue Bonds	67%
Pre-refunded/Escrowed-to-Maturity Bonds	18
General Obligation Bonds	15

Option-Adjusted Duration[3]	8.64 years
Weighted Average Maturity[3]	14.13 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-day Yield††
Class A	$0.133	$0.099	2.43%
Class C	0.100	0.099	1.65

Holdings by Credit Quality[2]ø
AAA	21%
AA	27
A	38
BBB	10
Non-Rated	4

Maryland Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	1.04%	(1.03)%	2.39%	3.50%	n/a
Without Sales Charge	5.77	3.69	3.33	3.98	n/a
Class C
With Sales Charge and CDSC	4.15	1.75	n/a	n/a	n/a
Without Sales Charge and CDSC	5.15	2.75	2.40	n/a	3.15%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Maryland Municipal Debt Funds Average	0.54	(2.82)	1.69	3.23	3.32

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.76	$7.48	$7.76
Class C	7.77	7.50	7.77

Holdings by Market Sector ø
Revenue Bonds	50%
Pre-refunded/Escrowed-to-Maturity Bonds	35
General Obligation Bonds	15

Option-Adjusted Duration[3]	6.96 years
Weighted Average Maturity[3]	13.15 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.132	$0.015	2.65%
Class C	0.098	0.015	1.89

Holdings by Credit Quality[2]ø
AAA	32%
AA	31
A	37

Performance and Portfolio Overview

Investment Results

Massachusetts Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(1.29)%	(1.70)%	1.88%	3.67%	n/a
Without Sales Charge	3.37	2.95	2.84	4.15	n/a
Class C
With Sales Charge and CDSC	2.04	1.17	n/a	n/a	n/a
Without Sales Charge and CDSC	3.04	2.16	1.89	n/a	3.37%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Massachusetts Municipal Debt Funds Average	0.71	(2.95)	1.85	3.42	3.52

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.71	$7.64	$7.82
Class C	7.72	7.64	7.82

Holdings by Market Sectorø
Revenue Bonds	52%
Pre-refunded/Escrowed-to-Maturity Bonds	38
General Obligation Bonds	10

Option-Adjusted Duration[3]	5.82 years
Weighted Average Maturity[3]	9.85 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.143	$0.040	1.89%
Class C	0.109	0.040	1.09

Holdings by Credit Quality[2]ø
AAA	29%
AA	52
A	8
BBB	11

Michigan Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(1.29)%	(3.72)%	1.26%	3.24%	n/a
Without Sales Charge	3.34	0.85	2.20	3.71	n/a
Class C
With Sales Charge and CDSC	1.88	(1.02)	n/a	n/a	n/a
Without Sales Charge and CDSC	2.88	(0.05)	1.29	n/a	2.90%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Michigan Municipal Debt Funds Average	0.34	(4.89)	1.94	3.56	3.56

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.74	$7.66	$8.00
Class C	7.73	7.65	7.99

Holdings by Market Sector ø
Revenue Bonds	65%
Pre-refunded/Escrowed-to-Maturity Bonds	28
General Obligation Bonds	7

Option-Adjusted Duration[3]	6.11 years
Weighted Average Maturity[3]	12.16 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.152	$0.020	2.87%
Class C	0.118	0.020	2.10

Holdings by Credit Quality[2]ø
AAA	11%
AA	45
A	34
BBB	1
Non-Rated	9

Performance and Portfolio Overview

Investment Results

Minnesota Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	0.13%	(1.07)%	1.86%	3.37%	n/a
Without Sales Charge	4.82	3.57	2.79	3.85	n/a
Class C
With Sales Charge and CDSC	3.49	1.77	n/a	n/a	n/a
Without Sales Charge and CDSC	4.49	2.77	1.89	n/a	3.03%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Minnesota Municipal Debt Funds Average	2.40	(0.64)	2.32	3.53	3.61

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.47	$7.26	$7.47
Class C	7.49	7.27	7.48

Holdings by Market Sectorø
Revenue Bonds	47%
General Obligation Bonds	35
Pre-refunded/Escrowed-to-Maturity Bonds	18

Option-Adjusted Duration[3]	6.47 years
Weighted Average Maturity[3]	10.74 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.128	$0.009	2.64%
Class C	0.095	0.009	1.87

Holdings by Credit Quality[2] ø
AAA	45%
AA	32
A	22
BBB	1

Missouri Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(0.58)%	(2.74)%	1.60%	3.40%	n/a
Without Sales Charge	4.12	1.80	2.55	3.88	n/a
Class C
With Sales Charge and CDSC	2.65	(0.10)	n/a	n/a	n/a
Without Sales Charge and CDSC	3.65	0.89	1.63	n/a	3.06%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Missouri Municipal Debt Funds Average	1.77	(2.14)	1.57	3.26	3.33

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.36	$7.20	$7.50
Class C	7.36	7.20	7.50

Holdings by Market Sector ø
Revenue Bonds	79%
Pre-refunded/Escrowed-to-Maturity Bonds	21

Option-Adjusted Duration[3]	6.74 years
Weighted Average Maturity[3]	11.27 years

See footnotes on page 9.

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividend†	SEC 30-Day Yield††
Class A	$0.134	2.76%
Class C	0.101	2.00

Holdings by Credit Quality[2] ø
AAA	15%
AA	52
A	13
BBB	20

Performance and Portfolio Overview

Investment Results

New York Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	0.01%	(2.27)%	1.89%	3.61%	n/a
Without Sales Charge	4.73	2.40	2.85	4.09	n/a
Class C
With Sales Charge and CDSC	3.39	0.62	n/a	n/a	n/a
Without Sales Charge and CDSC	4.39	1.61	1.95	n/a	3.29%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper New York Municipal Debt Funds Average	0.46	(3.76)	1.32	3.16	3.21

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.84	$7.63	$7.96
Class C	7.86	7.64	7.97

Holdings by Market Sector ø
Revenue Bonds	68%
Pre-refunded/Escrowed-to-Maturity Bonds	31
General Obligation Bonds	1

Option-Adjusted Duration[3]	7.02 years
Weighted Average Maturity[3]	14.23 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

	Dividend†	SEC 30-Day Yield††
Class A	$0.147	2.62%
Class C	0.112	1.85

Holdings by Credit Quality[2] ø
AAA	29%
AA	35
A	25
BBB	11

Ohio Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	1.54%	(0.75)%	2.02%	3.47%	n/a
Without Sales Charge	6.32	3.87	2.95	3.95	n/a
Class C
With Sales Charge and CDSC	4.80	1.92	n/a	n/a	n/a
Without Sales Charge and CDSC	5.80	2.92	2.01	n/a	3.11%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Ohio Municipal Debt Funds Average	2.30	(1.27)	2.26	3.52	3.61

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.70	$7.44	$7.74
Class C	7.75	7.49	7.79

Holdings by Market Sectorø
Revenue Bonds	68%
Pre-refunded/Escrowed-to-Maturity Bonds	17
General Obligation Bonds	15

Option-Adjusted Duration[3]	8.01 years
Weighted Average Maturity[3]	12.67 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.136	$0.067	2.55%
Class C	0.102	0.067	1.78

Holdings by Credit Quality[2]ø
AAA	28%
AA	55
A	15
BBB	2

Performance and Portfolio Overview

Investment Results

Oregon Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(0.93)%	(2.62)%	1.98%	3.51%	n/a
Without Sales Charge	3.79	1.98	2.93	3.99	n/a
Class C
With Sales Charge and CDSC	2.47	0.22	n/a	n/a	n/a
Without Sales Charge and CDSC	3.47	1.20	2.02	n/a	3.16%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Other States Municipal Debt Funds Average	2.20	(1.97)	1.71	3.26	3.24

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.47	$7.35	$7.62
Class C	7.47	7.34	7.61

Holdings by Market Sector ø
Revenue Bonds	61%
Pre-refunded/Escrowed-to-Maturity Bonds	33
General Obligation Bonds	6

Option-Adjusted Duration[3]	6.43 years
Weighted Average Maturity[3]	11.81 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.131	$0.023	2.85%
Class C	0.098	0.023	2.09

Holdings by Credit Quality[2]ø
AAA	24%
AA	47
A	17
BBB	9
Non-Rated	3

South Carolina Fund

Total Returns  For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(1.07)%	(4.01)%	1.63%	3.41%	n/a
Without Sales Charge	3.54	0.49	2.57	3.90	n/a
Class C
With Sales Charge and CDSC	1.94	(1.50)	n/a	n/a	n/a
Without Sales Charge and CDSC	2.94	(0.54)	1.63	n/a	3.06%
Benchmarks**
Barclays Capital Municipal Bond Index	5.00	2.27	3.21	4.60	4.70	#
Lipper Other States Municipal Debt Funds Average	2.20	(1.97)	1.71	3.26	3.24

Net Asset Value Per Share
	3/31/09	9/30/08	3/31/08
Class A	$7.61	$7.51	$7.89
Class C	7.60	7.51	7.89

Holdings By Market Sectorø
Revenue Bonds	74%
General Obligation Bonds	14
Pre-refunded/Escrowed-to-Maturity Bonds	12

Option-Adjusted Duration[3]	7.83 years
Weighted Average Maturity[3]	12.99 years

See footnotes on page 9.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2009

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.154	$0.007	3.59%
Class C	0.121	0.007	2.86

Holdings By Credit Quality[2]ø
AAA	3%
AA	60
A	28
BBB	9

Performance and Portfolio Overview

[2]

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]

Excludes variable rate demand notes. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value.

*	Returns for periods of less than one year are not annualized.
**	The Barclays Capital Municipal Bond Index (“Barclays Capital Index”), the Lipper General Municipal Debt Funds Average, the Lipper Single-State Municipal Debt Funds Average (e.g., Lipper Colorado Municipal Debt Funds Average) and the Lipper Other States Municipal Debt Funds Average (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes, and sales charges. The Barclays Capital Index also excludes the effect of expenses. The Barclays Capital Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper General Municipal Debt Funds Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. The Lipper Single-State Municipal Debt Funds Average measures the performance of funds that limit their assets to those securities exempt from taxation in a specified State (double tax-exempt) or City (triple tax-exempt). The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified City or State basis. Investors cannot invest directly in an index or average.
#	From 5/28/99.
ø	Percentages based on current market values of long-term holdings at March 31, 2009.
†	Represents per share amount paid or declared for the six months ended March 31, 2009.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2009, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of October 1, 2008 and held for the entire six-month period ended March 31, 2009.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Fund	Beginning Account Value 10/1/08	Annualized Expense Ratio*	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**
National
Class A	$1,000.00	1.05%	$1,033.60	$ 5.32	$1,019.70	$ 5.29
Class C	1,000.00	1.95	1,031.70	9.88	1,015.21	9.80
Colorado
Class A	1,000.00	1.06	1,047.20	5.41	1,019.65	5.34
Class C	1,000.00	1.96	1,041.20	9.97	1,015.16	9.85
Georgia
Class A	1,000.00	1.07	1,042.20	5.45	1,019.60	5.39
Class C	1,000.00	1.97	1,037.40	10.01	1,015.11	9.90
Louisiana
Class A	1,000.00	1.10	1,026.90	5.56	1,019.45	5.54
Class C	1,000.00	2.00	1,022.30	10.08	1,014.96	10.05
Maryland
Class A	1,000.00	1.05	1,057.70	5.39	1,019.70	5.29
Class C	1,000.00	1.95	1,051.50	9.97	1,015.21	9.80
Massachusetts
Class A	1,000.00	1.00	1,033.70	5.07	1,019.95	5.04
Class C	1,000.00	1.90	1,030.40	9.62	1,015.46	9.55
Michigan
Class A	1,000.00	1.00	1,033.40	5.07	1,019.95	5.04
Class C	1,000.00	1.90	1,028.80	9.61	1,015.46	9.55

(continued on next page)

See footnotes on page 11.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
Fund	Beginning Account Value 10/1/08	Annualized Expense Ratio*	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**
Minnesota
Class A	$1,000.00	1.02%	$1,048.20	$ 5.21	$1,019.85	$ 5.14
Class C	1,000.00	1.92	1,044.90	9.79	1,015.36	9.65
Missouri
Class A	1,000.00	1.10	1,041.20	5.60	1,019.45	5.54
Class C	1,000.00	2.00	1,036.50	10.15	1,014.96	10.05
New York
Class A	1,000.00	0.99	1,047.30	5.05	1,020.00	4.99
Class C	1,000.00	1.89	1,043.90	9.63	1,015.51	9.50
Ohio
Class A	1,000.00	1.01	1,063.20	5.20	1,019.90	5.09
Class C	1,000.00	1.91	1,058.00	9.80	1,015.41	9.60
Oregon
Class A	1,000.00	1.02	1,037.90	5.18	1,019.85	5.14
Class C	1,000.00	1.92	1,034.70	9.74	1,015.36	9.65
South Carolina
Class A	1,000.00	1.01	1,035.40	5.13	1,019.90	5.09
Class C	1,000.00	1.91	1,029.40	9.66	1,015.41	9.60

*	Expenses of Class C shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Series’ prospectus for a description of each share class and its expenses and sales charges.
**	Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period October 1, 2008 to March 31, 2009, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (unaudited)

March 31, 2009

National Fund

State	Face Amount	Municipal Bonds	Rating†		Value
Alaska — 3.4%	$4,145,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2020	Aa3		$4,446,300
	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aa3		2,555,561
	40,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa		39,665
Arizona — 1.5%	1,500,000	Arizona Transportation Board Transportation Excise Tax Rev. (Maricopa County Regional Area Road Fund), 5% due 7/1/2025	Aa2		1,539,150
	1,500,000	Arizona Water Infrastructure Finance Authority Rev. (Water Quality), 5% due 10/1/2022	Aaa		1,633,920
California — 5.0%	1,000,000	California State GOs, 5.50% due 3/1/2027	A2		985,400
	2,585,000	East Bay Municipal Utility District, CA (Wastewater System Rev.), 5% due 6/1/2024	Aa3		2,660,249
	4,100,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3		2,935,190
	4,000,000	San Diego, CA Public Facilities Financing Authority Sewer Rev. Series 1999-A, 5% due 5/15/2029	A3		3,842,800
Colorado — 3.6%	5,590,000	Colorado Regional Transportation District, Sales Tax Rev., 5% due 11/1/2024ø	Baa1		6,379,588
	1,000,000	Colorado State Platte River Power Authority Rev., 5% due 6/1/2024	Aa2		1,048,030
District of Columbia — 1.0%	2,000,000	District of Columbia, Washington D.C. Income Tax Secured Rev., 5% due 12/1/2023	Aa2		2,075,620
Florida — 6.1%	1,000,000	Florida State Board of Education Lottery Rev., 5% due 7/1/2018	Aa2		1,100,280
	1,985,000	Ocala FL Utility Systems Rev., 5% due 10/1/2024	A1		2,004,155
	1,000,000	Orange County, FL Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare System), 5.25% due 10/1/2035	A2		780,450
	2,440,000	Orange County, FL School Board (Certificates of Participation), 5% due 8/1/2025	A1		2,350,159
	5,000,000	Reedy Creek, FL Improvement District GOs, 5% due 6/1/2025	A3		5,007,550
	1,400,000	South Florida Water Management District Rev. (Certificates of Participation), 5% due 10/1/2026	Aa3		1,388,716
Idaho — 0.5%	1,000,000	Idaho Health Facilities Authority Rev. (Trinity Health Credit Group), 6% due 12/1/2023	Aa2		1,043,110
Illinois — 3.9%	4,700,000	Chicago GOs, 5.50% due 1/1/2040ø	Aa3		5,029,893
	1,000,000	Cook County, IL GOs, 5% due 11/15/2022	Aa2		1,030,160
	2,000,000	Illinois Sales Tax Rev. (Build Illinois Bonds), 5% due 6/15/2028*	Aa3		2,009,380
Indiana — 1.4%	1,850,000	Ball State University Board of Trustees, IN Student Fee Rev. Series N, 5% due 7/1/2023	Aa3		1,896,657
	1,000,000	Purdue University Board of Trustees, IN Student Fee Rev. Series X, 5.25% due 7/1/2023	Aa1		1,069,880
Louisiana — 3.2%	3,680,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012††	AAA	‡	4,060,659
	2,500,000	Shreveport, LA GOs, 5% due 5/1/2018	Baa1		2,584,600
Maryland — 1.4%	2,500,000	Maryland State GOs (Capital Improvements), 5.25% due 3/1/2027	Aaa		2,932,350
Massachusetts — 10.5%	2,335,000	Boston, MA GOs, 5% due 3/1/2022	Aa1		2,523,621
	2,500,000	Commonwealth of Massachusetts GOs, 5% due 3/1/2024ø	Aaa		2,878,375
	4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5.75% due 1/1/2042	Baa1		3,913,040
	9,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aa2		9,378,000
	3,000,000	Massachusetts State Water Resources Authority Rev., 5.25% due 8/1/2024	Aa2		3,133,110
Michigan — 1.3%	2,295,000	Detroit, MI Sewage Disposal System Rev., 5% due 7/1/2030	WR		2,635,004
Missouri — 0.8%	1,550,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aa2		1,580,783
New Jersey — 1.9%	5,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/1/2032*	Aaa		3,961,100

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

National Fund (continued)

State	Face Amount	Municipal Bonds	Rating†	Value
New York — 9.0%	$6,000,000	New York City, NY GOs, 5% due 8/1/2017	Aa3	$6,516,600
	8,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5% due 6/15/2027	Aa2	8,037,520
	2,000,000	New York City Transitional Finance Authority Rev. (Building Aid Bonds), 5.125% due 1/15/2025	NR	1,973,220
	1,000,000	New York State Environmental Facilities Corporation, State Clean Water & Drinking Water Rev., 5% due 6/15/2028	Aaa	1,016,900
	1,000,000	New York State Urban Development Corporation Rev., 5% due 1/1/2018	Aa3	1,074,690
New York and New Jersey — 2.5%	6,500,000	Port Authority of New York and New Jersey Rev. (JFK International Air Terminal LLC Project), 5.75% due 12/1/2022*	Baa1	5,168,345
North Carolina — 3.0%	6,000,000	North Carolina Eastern Municipal Power Agency Power System Rev., 5.25% due 1/1/2020	Baa1	5,803,380
	500,000	North Carolina Municipal Power Agency Rev. (Catawba Electric), 5.25% due 1/1/2020	A2	509,085
Ohio — 2.1%	3,890,000	Ohio Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2021	Aaa	4,450,588
Pennsylvania — 3.7%	3,000,000	Delaware County, PA Industrial Development Authority Water Facilities Rev. (Philadelphia Suburban Water), 5.35% due 10/1/2031*	Baa1	2,601,450
	3,435,000	Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), 5.25% due 9/1/2019	A1	3,690,736
	1,250,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	1,299,775
Puerto Rico — 0.4%	1,000,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3	898,090
South Carolina — 5.8%	2,000,000	South Carolina Public Service Authority Rev., 5% due 1/1/2018	A2	2,074,080
	5,000,000	South Carolina Public Service Authority Rev., 5.25% due 1/1/2021	Aa2	5,221,750
	250,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5.375% due 1/1/2028	Aa2	258,903
	5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aa3	4,591,350
Tennessee — 1.0%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5% due 7/1/2026	Aa2	1,983,880
Texas — 12.0%	5,440,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	A1	5,632,413
	820,000	Dallas, TX GOs, 5% due 2/15/2025	Aa1	843,821
	5,000,000	Dallas-Fort Worth, TX International Airports Rev., 5.75% due 11/1/2030*	A1	4,756,750
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	Aaa	3,708,991
	3,000,000	Houston, TX Airport System Rev., 5.625% due 7/1/2030*	Aa3	2,751,150
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Baa1	4,765,390
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020ø	Aaa	1,254,005
	1,000,000	University Texas Permanent University Fund, 5.25% due 7/1/2023	Aaa	1,109,960
Utah — 2.5%	500,000	Intermountain Power Agency, Utah Power Supply Rev., 5.25% due 7/1/2022	A1	506,030
	2,500,000	Intermountain Power Agency, Utah Power Supply Rev., 5% due 7/1/2017	A1	2,581,300
	2,000,000	Utah Transit Authority Rev., 5% due 6/15/2025	Aa3	2,089,140
Virginia — 1.1%	2,000,000	Virginia GOs, 5% due 6/1/2016	Aaa	2,315,900
Washington — 1.1%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aa2	2,221,875
Wisconsin — 3.7%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	4,740,180
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030ø	Baa2	2,837,075
Total Municipal Bonds (Cost $199,777,096) — 93.4%				193,716,827

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

National Fund (continued)

State	Face Amount	Short-Term Holdings	Rating†	Value
Alaska — 0.5%	$1,100,000	Valdez Alaska Marine Terminal Rev. (Exxon Pipeline Project), VRDN, due 12/1/2033	Aaa	$1,100,000
California — 1.4%	700,000	California Educational Facilities Authority Rev. Series S-4 (Stanford University), VRDN, due 11/1/2050	Aaa	700,000
	2,200,000	Metropolitan Water District Southern California, VRDN, due 7/1/2028	Aa2	2,200,000
Connecticut — 0.9%	500,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University), VRDN, due 7/1/2036	Aaa	500,000
	400,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University), VRDN, due 7/1/2036	Aaa	400,000
	910,000	Connecticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	Aaa	910,000
Kansas — 0.1%	185,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	Aa2	185,000
Massachusetts — 1.4%	2,000,000	Massachusetts Health & Educational Facilities Rev. (Harvard University), VRDN, due 11/1/2049	Aaa	2,000,000
	950,000	Massachusetts State GOs, VRDN, due 3/1/2026	Aa2	950,000
Missouri — 0.7%	1,500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Washington University), VRDN, due 3/1/2040	Aaa	1,500,000
New York — 2.9%	600,000	New York City, NY GOs, VRDN, due 8/15/2011	Aa3	600,000
	800,000	New York City, NY GOs, VRDN, due 8/1/2017	Aa1	800,000
	700,000	Tompkins County, NY Industrial Development Agency Rev. Series A-1 (Civic Facility-Cornell University), VRDN, due 7/1/2037	Aa1	700,000
	3,300,000	Tompkins County, NY Industrial Development Agency Rev. Series A-2 (Civic Facility-Cornell University), VRDN, due 7/1/2037	Aa1	3,300,000
	650,000	Triborough Bridge and Tunnel Authority New York Rev. (MTA Bridges and Tunnels), VRDN, due 1/1/2019	Aa3	650,000
Tennessee — 2.5%	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/1/2024ø	NR	5,161,150
Wyoming — 0.5%	900,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project), VRDN, due 11/1/2014	Aaa	900,000
Total Short-Term Holdings (Cost $22,260,533) — 10.9%				22,556,150
Total Investments (Cost $222,037,629) — 104.3%				216,272,977
Other Assets Less Liabilities — (4.3)%				(8,875,393)
Net Assets — 100.0%				$207,397,584

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Colorado Fund

Face Amount	Municipal Bonds	Rating†		Value
$485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	A1		$525,342
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	A1		557,838
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% 12/1/2025ø	A3		1,195,821
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% 12/1/2025	A3		660,933
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aa2		2,123,392
1,250,000	Colorado State University Enterprise System Rev., 5% due 3/1/2027	Aa3		1,260,688
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021ø	Aaa		1,707,311
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa		47,157
40,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa		40,184
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025ø	AAA	‡	2,171,980
400,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2021	Aa1		432,140
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1		1,039,740
1,250,000	Douglas County, CO School District GOs (Douglas & Elbert Counties), 5% due 12/15/2023	Aa3		1,307,450
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aa3		2,284,875
1,000,000	Platte River Power Authority, CO Power Rev., 5% due 6/1/2018	Aa2		1,118,290
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024ø	AAA	‡	1,997,187
1,000,000	Regional Transportation District, CO Sales Tax Rev., 5.25% due 11/1/2024	Aa3		1,079,820
1,000,000	University of Colorado Enterprise System Rev., 5% due 6/1/2023	Aa3		1,030,160
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028ø	Aa3		1,990,608
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	A3		867,330
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB	‡	1,720,340
1,240,000	Westminster, CO Special Purpose Sales & Use Tax Rev. (Post Project), 5% due 12/1/2023	Aa3		1,296,879
Total Municipal Bonds (Cost $25,767,077) — 84.9%				26,455,465

	Short-Term Holdings
200,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		200,000
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024ø	AAA	‡	1,666,765
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023ø	VMIG 1		1,118,677
500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		500,000
200,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1		200,000
Total Short-Term Holdings (Cost $3,565,265) — 11.8%				3,685,442
Total Investments (Cost $29,332,342) — 96.7%				30,140,907
Other Assets Less Liabilities — 3.3%				1,037,837
Net Assets — 100.0%				$31,178,744

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Georgia Fund

Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	A1		$1,787,320
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aa3		1,107,980
500,000	Augusta, GA Water & Sewer Rev., 5% 10/1/2022	Aa3		528,730
1,250,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3		1,140,325
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	Baa2		1,016,363
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	Baa2		1,044,440
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Baa1		1,157,732
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	Aa2		1,489,724
1,000,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa		1,126,240
1,250,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1		1,257,763
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa		1,138,960
1,040,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3		1,102,702
1,250,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	A2		1,106,550
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 5.25% due 7/1/2026	Aa3		1,079,230
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	Aa3		570,565
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/1/2015††	AA	‡	1,782,135
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev. (International Paper Company Project), 4.95% due 5/1/2021	Baa3		844,337
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	A1		995,700
Total Municipal Bonds (Cost $21,041,665) — 88.3%				20,276,796

	Short-Term Holding
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022ø	AAA	‡	1,796,340
Total Short-Term Holding (Cost $1,737,592) — 7.8%				1,796,340
Total Investments (Cost $22,779,257) — 96.1%				22,073,136
Other Assets Less Liabilities — 3.9%				883,224
Net Assets — 100.0%				$22,956,360

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Louisiana Fund

Face Amount	Municipal Bonds	Rating†		Value
$900,000	Baton Rouge, LA Public Improvement Sales Tax Rev., 5% due 8/1/2024	Aa3		$934,488
250,000	Baton Rouge, LA Public Improvement Sales Tax Rev., 5% due 8/1/2025	Aa2		253,085
2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1		2,374,875
435,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa		435,017
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aa3		841,330
1,000,000	Jefferson Parish, LA Special Sales Tax Rev., 5.25% due 12/1/2020	A1		989,450
1,000,000	Lafayette Parish, LA School Board Public School Rev., 5% due 4/1/2019	Aa3		1,098,120
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	A1		1,051,480
1,045,000	Louisiana Housing Finance Agency Single Family Mortgage Rev. (Home Ownership Program), 4.875% due 12/1/2023	Aaa		1,047,769
1,000,000	Louisiana Public Facilities Authority Rev. (Hurricane Recovery Program), 5% due 6/1/2020	A2		988,730
1,000,000	Louisiana Public Facilities Authority Rev. (Tulane University of Louisiana Project), 5% due 2/15/2026	A2		992,070
1,000,000	Louisiana State University Agricultural & Mechanical College Auxiliary Rev., 5% due 7/1/2027	Aa3		998,740
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Baa3		1,852,943
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021	AAA	‡	2,642,775
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	A2		958,050
1,000,000	St. Tammany Parish Wide School District No.12, LA, 4.50% due 3/1/2023	Aa2		1,007,640
805,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/1/2010††	Aaa		865,262
Total Municipal Bonds (Cost $20,249,067) — 77.1%				19,331,824

	Short-Term Holdings
200,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		200,000
1,000,000	Connecticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1		1,000,000
300,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1		300,000
300,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		300,000
300,000	Missouri State Health & Educational Facilities Authority Educational Facility Rev. (Washington University), VRDN, due 9/1/2030	VMIG 1		300,000
300,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1		300,000
200,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1		200,000
Total Short-Term Holdings (Cost $2,600,000) — 10.3%				2,600,000
Total Investments (Cost $22,849,067) — 87.4%				21,931,824
Other Assets Less Liabilities — 12.6%				3,148,835
Net Assets — 100.0%				$25,080,659

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Maryland Fund

Face Amount	Municipal Bonds	Rating†		Value
$1,205,000	Anne Arundel County, MD Special Obligation Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1		$1,257,550
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa		1,721,010
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2		1,449,165
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A	‡	2,501,750
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026ø	A1		2,271,900
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	A1		1,942,040
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa		1,124,850
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2		2,292,469
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aa3		1,457,865
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	A3		1,999,417
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2		1,943,700
1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017ø	Aaa		1,674,000
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	A1		428,576
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019ø	AAA	‡	2,287,560
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031ø	A3		2,020,500
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA	‡	1,113,680
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2		1,125,440
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa		1,668,495
Total Municipal Bonds (Cost $29,355,660) — 88.6%				30,279,967

	Short-Term Holdings
750,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	Aa2		750,000
1,000,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	Aaa		1,000,000
200,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	Aaa		200,000
445,000	Massachusetts State GOs, VRDN, due 3/1/2026	Aa2		445,000
100,000	New York City, NY GOs, VRDN, due 8/15/2018	Aa1		100,000
Total Short-Term Holdings (Cost $2,495,000) — 7.3%				2,495,000
Total Investments (Cost $31,850,660) — 95.9%				32,774,967
Other Assets Less Liabilities — 4.1%				1,398,921
Net Assets — 100.0%				$34,173,888

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Massachusetts

Face Amount	Municipal Bonds	Rating†		Value
$2,330,000	Boston, MA GOs, 5% due 3/1/2022	Aa1		$2,518,217
4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2		4,476,880
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Baa1		2,927,640
1,000,000	Massachusetts Bay Transportation Authority Rev., 5% due 7/1/2024	Aa2		1,091,720
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033ø	A3		588,905
1,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), 5% due 10/1/2021	A2		1,464,870
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa		4,311,400
4,890,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/1/2024	Aa2		4,890,391
1,845,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029ø	A3		1,539,634
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Baa1		2,041,860
1,000,000	Massachusetts Housing Finance Agency Single Family Housing Rev., 5.125% due 12/1/2028	Aa2		961,000
2,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aa2		2,084,000
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa		1,010,020
750,000	Massachusetts Water Pollution Abatement Trust Rev. (State Revolving Fund), 5% due 8/1/2021	Aaa		832,043
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039ø	Aa2		4,832,955
2,295,000	Newton, MA GOs, 4.125% due 4/1/2025	Aaa		2,259,336
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa		4,796,920
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/15/2033ø	AA	‡	2,641,350
Total Municipal Bonds (Cost $42,821,664) — 75.9%				45,269,141

	Short-Term Holdings
200,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University), VRDN, due 7/1/2036	VMIG 1		200,000
1,500,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University), VRDN, due 7/1/2036	VMIG 1		1,500,000
900,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project), VRDN, due 11/1/2014	P-1		900,000
500,000	Lincoln County, WY Pollution Control Rev. Series B (Exxon Project), VRDN, due 11/1/2014	P-1		500,000
3,155,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029ø	A-1	‡	3,226,997
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020ø	AAA	‡	2,637,050
200,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1		200,000
200,000	New York City, NY GOs, VRDN, due 8/15/2018	Aa1		200,000
1,540,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1		1,540,000
400,000	Port Authority of New York & New Jersey Special Obligation, VRDN, due 6/1/2020	VMIG 1		400,000
2,500,000	Tompkins County, NY Industrial Development Agency Rev. Series A-2 (Civic Facility-Cornell University), VRDN, due 7/1/2037	VMIG 1		2,500,000
400,000	Valdez Alaska Marine Term Rev Ref — Exxon Pipeline Co. Project B, VRDN, due 12/1/2033	VMIG 1		400.000
Total Short-Term Holdings (Cost $13,951,995) — 23.8%				14,204,047
Total Investments (Cost $56,773,659) — 99.7%				59,473,188
Other Assets Less Liabilities — 0.3%				163,976
Net Assets — 100.0%				$59,637,164

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Michigan Fund

Face Amount	Municipal Bonds	Rating†		Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030ø	A2		$1,353,254
530,000	Canton Charter Township, MI GOs, 5% due 4/1/2021	Aa3		563,109
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	A3		1,858,680
3,000,000	Detroit, MI Sewage Disposal System Rev. (Senior Lien), 5.25% due 7/1/2023	A2		2,745,870
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	A2		1,094,604
1,170,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	A2		1,257,224
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021ø	Aa2		3,155,130
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	A1		84,611
1,285,000	Kalamazoo, MI Public Schools (School Building and Site Bonds), 5% due 5/1/2024	Aa3		1,324,578
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aa3		2,061,860
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aa3		2,227,660
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	A1		2,493,180
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Revolving Fund Revenue Bonds), 5% due 10/1/2022	Aaa		4,083,272
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	A1		1,687,590
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	A1		1,289,437
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027ø	A2		1,054,340
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1		699,360
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1		916,320
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR		5,295,885
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aa3		3,895,600
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2		3,745,440
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aa3		5,022,450
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3		1,712,260
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	A3		1,816,020
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Baa1		470,355
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa		2,618,300
4,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022ø	Aa3		4,203,240
Total Municipal Bonds (Cost $60,341,006) — 88.4%				58,729,629

	Short-Term Holding
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026ø	AAA	‡	6,272,280
Total Short-Term Holding (Cost $5,876,513) — 9.5%				6,272,280
Total Investments (Cost $66,217,519) — 97.9%				65,001,909
Other Assets Less Liabilities — 2.1%				1,404,320
Net Assets — 100.0%				$66,406,229

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Minnesota Fund

Face Amount	Municipal Bonds	Rating†		Value
$1,000,000	Anoka County, MN GOs, 5% due 2/1/2023	Aa2		$1,065,090
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa		2,078,100
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa		4,180,360
175,000	Minneapolis, MN GOs, 5% due 12/1/2011ø	Aa1		192,525
395,000	Minneapolis, MN GOs, 5% due 12/1/2016ø	Aa1		434,117
1,870,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1		2,010,680
3,000,000	Minneapolis, MN GOs, 5% due 6/1/2020	Aa1		3,301,470
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	A3		1,035,774
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2		3,510,010
3,040,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College ), 5% due 10/1/2022	A2		3,061,158
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1		804,190
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa		3,806,285
1,000,000	Minnesota State Housing Finance Agency Rev., 4.65% due 7/1/2023	Aa1		976,410
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa		4,097,400
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2021	Aa2		1,009,810
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2026	A2		992,080
1,105,000	Ramsey County, MN GOs, (Series 2003 A), 5% due 2/1/2017	Aaa		1,276,573
1,395,000	Ramsey County, MN GOs, (Series 2007 A), 5% due 2/1/2017	Aaa		1,508,609
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024ø	Aa2		3,216,030
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030ø	Aa2		1,072,010
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa		3,455,840
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aa3		3,768,113
4,000,000	Southern Minnesota Municipal Power Agency — Power Supply System Rev., 5% due 1/1/2012	A2		4,246,480
1,000,000	Washington County, MN GOs, 4.25% due 2/1/2012	Aa1		1,080,070
4,855,000	Western Minnesota Municipal Power Agency — Power Supply Rev., 6.375% due 1/1/2016††	Aaa		5,491,782
Total Municipal Bonds (Cost $56,538,336) — 82.0%				57,670,966

	Short-Term Holdings
100,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1		100,000
650,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	VMIG 1		650,000
1,000,000	Massachusetts State Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1		1,000,000
200,000	Massachusetts State Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		200,000
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032ø	AA-	‡	5,247,600
200,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1		200,000
500,000	New York City, NY GOs, VRDN, due 8/1/2010	VMIG 1		500,000
300,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1		300,000
300,000	New York City, NY GOs, VRDN, Subseries A-8 due 8/1/2017	VMIG 1		300,000
400,000	Tompkins County, NY Industrial Development Agency Rev. Series A-2 (Civic Facility-Cornell University), VRDN, due 7/1/2037	VMIG 1		400,000
800,000	Valdez Alaska Marine Terminal Rev. (Exxon Pipeline Project), VRDN, due 12/1/2033	VMIG 1		800,000
Total Short-Term Holdings (Cost $9,301,635) — 13.8%				9,697,600
Total Investments (Cost $65,839,971) — 95.8%				67,368,566
Other Assets Less Liabilities — 4.2%				2,955,803
Net Assets — 100.0%				$70,324,369

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Missouri Fund

Face Amount	Municipal Bonds	Rating†		Value
$500,000	Boone County, MO Hospital Rev. (Boone Hospital Center), 5.75% due 8/1/2028	A3		$459,520
1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+	‡	864,660
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	Aa3		1,067,530
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aa2		1,274,825
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3		1,902,240
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018ø	Aaa		1,085,380
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1		1,780,852
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa		1,042,940
170,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa		170,738
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	A2		2,482,300
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028ø	Baa1		1,362,200
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa		1,045,720
60,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA	‡	59,213
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2		2,337,140
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aa3		1,118,340
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Baa1		867,870
1,000,000	St. Louis, MO Airport Rev. (Lambert — St. Louis International Airport), 5% due 7/1/2023	Aa3		984,910
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	Baa2		1,374,038
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2		1,016,210
Total Municipal Bonds (Cost $21,876,148) — 87.6%				22,296,626

	Short-Term Holdings
200,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		200,000
525,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		525,000
300,000	New York City, NY GOs, VRDN, due 8/1/2010	VMIG 1		300,000
200,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1		200,000
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020ø	AA+	‡	1,561,605
Total Short-Term Holdings (Cost $2,725,000) — 11.0%				2,786,605
Total Investments (Cost $24,601,148) — 98.6%				25,083,231
Other Assets Less Liabilities — 1.4%				356,995
Net Assets — 100.0%				$25,440,226

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

New York Fund

Face Amount	Municipal Bonds	Rating†		Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031ø	Baa1		$2,771,300
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	AAA	‡	1,171,040
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1		2,810,672
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aa3		1,086,100
2,900,000	New York City, NY GOs, 6% due 5/15/2030ø	AAA	‡	3,110,366
25,000	New York City, NY GOs, 6% due 5/15/2030	Aa3		25,424
5,000	New York City, NY GOs, 7.25% due 8/15/2024	Aa3		5,023
4,000,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), 5.50% due 6/15/2033ø	AAA	‡	4,283,160
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 1/15/2022	A1		1,007,470
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1		1,023,800
1,035,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2026	Aa2		1,048,693
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aa2		974,660
1,000,000	New York State Dormitory Authority (State University Dormitory Facilities), 5.50% due 2/15/2018	AA-	‡	1,047,750
2,000,000	New York State Dormitory Authority Lease Rev. (State University Dormitory Facilities), 5% due 7/1/2025	Aa3		2,012,620
1,545,000	New York State Dormitory Authority Personal Income Tax Rev., 5% due 3/15/2028	AAA	‡	1,550,979
2,000,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5% due 8/15/2026	Aa3		1,932,300
2,000,000	New York State Dormitory Authority Rev. (New York University), 5% due 7/1/2024	Aa3		2,052,880
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aa1		2,006,820
1,205,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2026	A3		1,229,642
1,000,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2032	A3		978,890
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aa3		1,504,245
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aa2		1,227,438
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Baa1		3,999,840
2,520,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2		2,551,601
2,000,000	New York State Local Government Assistance Corporation Rev., 5% due 4/1/2019	Aa3		2,186,300
455,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1		438,679
305,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1		286,422
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	A1		2,606,240
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Baa1		502,520
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033ø	AAA	‡	1,127,600
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032ø	AAA	‡	2,229,680
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2		3,811,240
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	Aa3		2,434,275
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2		891,450
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2		372,381
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032ø	AAA	‡	2,337,851
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030ø	AAA	‡	2,124,846
Total Municipal Bonds (Cost $61,214,051) — 78.7%				62,762,197

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

New York Fund (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$400,000	California Educational Facilities Authority Rev. Series S-4 (Stanford University), VRDN, due 11/1/2050	VMIG 1	$400,000
700,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1	700,000
500,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1	500,000
2,500,000	Connecticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1	2,500,000
365,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN , due 12/1/2019	VMIG 1	365,000
200,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1	200,000
300,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	300,000
605,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1	605,000
3,150,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	3,150,000
1,325,000	Metropolitan Water District Southern California, VRDN, due 7/1/2028	VMIG 1	1,325,000
300,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Washington University), VRDN, due 2/15/2033	VMIG 1	300,000
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029ø	A3	2,301,278
300,000	Valdez Alaska Marine Terminal Rev. (Exxon Pipeline Project), VRDN, due 12/1/2033	VMIG 1	300,000
700,000	Valdez Alaska Marine Terminal Rev. (Exxon Pipeline Project B), VRDN, due 12/1/2033	VMIG 1	700,000
Total Short-Term Holdings (Cost $13,554,559) — 17.1%			13,646,278
Total Investments (Cost $74,768,610) — 95.8%			76,408,475
Other Assets Less Liabilities — 4.2%			3,367,883
Net Assets — 100.0%			$79,776,358

Ohio Fund

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	American Municipal Power — OH Prairie State Energy Campus Project Rev., 5.25% due 2/15/2025	A1	$3,059,490
875,000	Cincinnati, OH GOs, 5% due 12/1/2023	Aa1	931,315
500,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2028	Baa1	482,990
2,000,000	Cleveland, OH Water Rev., 5% due 1/1/2024	Aa2	2,036,740
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aa2	85,262
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,706,200
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa	1,558,295
4,000,000	Columbus, OH Sewer System Rev., 5% due 6/1/2027	Aa2	4,113,040
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aa2	950,100
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031ø	Aa2	4,380,040
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	A2	924,710
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2032	Aa3	984,920
3,425,000	Hamilton County, OH Sewer System Improvement Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2025	Aa3	3,517,132
1,000,000	Hamilton County, OH Sewer System Improvement Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aa3	1,013,280
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aa2	2,690,792
2,000,000	Ohio Higher Educational Facilities Rev. (Case Western Reserve University Project), 5% due 12/1/2029	A1	1,949,560
4,000,000	Ohio Higher Educational Facilities Rev. (Denison University), 5% due 11/1/2023	Aa3	4,244,760
3,000,000	Ohio Higher Educational Facilities Rev. (University of Dayton 2009 Project), 5.50% due 12/1/2024	A2	3,083,550
1,245,000	Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), 5.25% due 9/1/2028	Aaa	1,230,023
820,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	789,545
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aa2	2,347,073

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Ohio Fund (continued)

Face Amount	Municipal Bonds	Rating†		Value
$2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aa2		$2,502,484
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	Baa2		795,470
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2		3,061,350
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/1/2031	Aa2		1,003,740
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa		2,971,894
220,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/1/2010††	Aaa		235,468
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aa3		1,506,270
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aa3		3,299,400
1,500,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3		1,347,135
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa		4,796,920
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa		2,618,300
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030ø	AAA	‡	2,502,814
Total Municipal Bonds (Cost $68,270,888) — 82.8%				69,720,062

	Short-Term Holdings
3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 3/1/2010ø	Aa1		3,780,648
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2009ø	Aa2		1,279,900
995,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	VMIG 1		995,000
800,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1		800,000
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2009ø	Aa2		3,138,270
2,080,000	Tompkins County, NY Industrial Development Agency Rev. Series A-2 (Civic Facility-Cornell University), VRDN, due 7/1/2037	VMIG 1		2,080,000
Total Short-Term Holdings (Cost $11,640,635) — 14.4%				12,073,818
Total Investments (Cost $79,911,523) — 97.2%				81,793,880
Other Assets Less Liabilities — 2.8%				2,378,542
Net Assets — 100.0%				$84,172,422

Oregon Fund

Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-	‡	$1,667,520
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A2		1,517,760
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A2		1,011,200
1,110,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	NR		1,202,674
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025ø	Aa3		1,086,910
1,690,000	Clackamas County, OR Service District No. 1 Rev., 4.25% due 12/1/2025	AA	‡	1,615,319
1,500,000	Deschutes County, OR Administrative School District No.1 (Bend-LaPine), GOs, 5.50% due 6/15/2016ø	Aa2		1,646,685
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aa2		2,224,200
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2		998,950
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa		2,003,780
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aa3		1,999,920
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa		1,065,540
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026ø	AAA	‡	2,264,480
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1		661,380
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Baa1		320,167

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

Oregon Fund (continued)

Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1		$1,665,180
575,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2		566,191
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa		2,000,480
620,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aa3		632,474
1,500,000	Oregon State Facilities Authority Rev. (Willamette University Project), 5% due 10/1/2027	A	‡	1,343,010
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	AA	‡	1,092,158
1,000,000	Portland, OR Sewer System Rev., 5% due 8/1/2018	Aa3		1,114,240
1,500,000	Portland, OR Water System Rev., 5% due 10/1/2013	Aa2		1,695,150
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3		856,130
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA	‡	1,670,520
730,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Baa3		730,847
500,000	Tri-County Metropolitan Transportation District, OR Payroll Tax & Grant Receipt Rev., 5% 5/1/2012	A1		538,715
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2		1,052,260
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB	‡	430,085
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2		1,077,456
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2		1,428,661
2,355,000	Washington County, OR GOs, 5% due 6/1/2026ø	Aa2		2,556,376
Total Municipal Bonds (Cost $41,254,101) — 92.5%				41,736,418

	Short-Term Holdings
475,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		475,000
300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1		300,000
400,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		400,000
500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		500,000
Total Short-Term Holdings (Cost $1,675,000) — 3.7%				1,675,000
Total Investments (Cost $42,929,101) — 96.2%				43,411,418
Other Assets Less Liabilities — 3.8%				1,693,806
Net Assets — 100.0%				$45,105,224

South Carolina Fund

Face Amount	Municipal Bonds	Rating†		Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aa3		$4,010,840
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023ø	AA	‡	1,528,042
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	A2		251,240
1,810,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	A3		1,785,782
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3		896,680
4,000,000	Grand Strand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aa3		3,973,240
2,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1		2,895,930
1,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5% due 11/1/2020	A2		963,340
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aa3		1,924,780
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032ø	A2		2,312,960
1,240,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	A2		1,321,133
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Baa1		1,310,888
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	A3		1,362,015

See footnotes on page 27.

Portfolios of Investments (unaudited)

March 31, 2009

South Carolina Fund (continued)

Face Amount	Municipal Bonds	Rating†		Value
$2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	A3		$2,056,865
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa		1,199,230
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Baa1		2,171,025
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aa3		3,859,480
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-1	‡	3,004,440
3,165,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3		2,746,651
835,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030ø	A3		956,292
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aa2		3,131,589
585,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aa1		556,604
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aa3		4,591,350
Total Municipal Bonds (Cost $49,581,787) — 82.2%				48,810,396

	Short-Term Holdings
3,190,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026ø	A3		3,247,930
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024ø	A1		5,174,300
Total Short-Term Holdings (Cost $ 8,107,198) — 14.2%				8,422,230
Total Investments (Cost $57,688,985) — 96.4%				57,232,626
Other Assets Less Liabilities — 3.6%				2,106,693
Net Assets — 100.0%				$59,339,319

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2009

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$193,716,827	$26,455,465	$20,276,796	$19,331,824	$30,279,967	$45,269,141	$58,729,629
Short-term holdings	22,556,150	3,685,442	1,796,340	2,600,000	2,495,000	14,204,047	6,272,280
Total investments*	216,272,977	30,140,907	22,073,136	21,931,824	32,774,967	59,473,188	65,001,909
Cash	4,565,424	600,718	565,336	2,708,957	948,837	1,962,199	705,808
Interest receivable	2,800,195	478,774	393,727	347,971	462,311	651,516	1,143,684
Receivable for Capital Stock sold	418,618	47,464	12	122,019	135,951	15,649	—
Expenses prepaid to shareholder service agent	8,019	1,252	880	947	1,387	2,470	2,775
Receivable for securities sold	—	—	—	35,000	—	—	—
Other	10,289	7,030	6,428	7,484	9,308	8,034	6,392
Total Assets	224,075,522	31,276,145	23,039,519	25,154,202	34,332,761	62,113,056	66,860,568
Liabilities:
Payable for Capital Stock repurchased	12,666,978	7,100	7,285	—	69,593	61,943	268,093
Payable for securities purchased	3,613,800	—	—	—	—	2,263,017	—
Dividends payable	103,517	39,479	34,653	27,489	37,714	68,840	94,894
Management fee payable	110,671	13,188	9,715	10,564	14,477	25,362	28,370
Distribution and service (12b-1) fees payable	9,823	3,421	2,645	3,265	4,124	7,242	6,972
Accrued expenses and other	173,149	34,213	28,861	32,225	32,965	49,488	56,010
Total Liabilities	16,677,938	97,401	83,159	73,543	158,873	2,475,892	454,339
Net Assets	$207,397,584	$31,178,744	$22,956,360	$25,080,659	$34,173,888	$59,637,164	$66,406,229
Composition of Net Assets:
Capital Stock, at par ($0.001 par value; 100,000,000 shares authorized for each Fund):
Class A	$27,458	$4,100	$3,074	$3,185	$4,171	$ 7,322	$8,321
Class C	529	161	145	252	235	412	259
Additional paid-in capital	214,052,265	30,217,023	24,243,964	25,883,632	33,155,033	56,496,567	67,107,645
Undistributed net investment income (Note 7)	216,606	149,103	84,110	96,404	90,157	275,473	454,363
Undistributed/accumulated net realized gain (loss) (Note 7)	(1,134,622)	(208)	(668,812)	14,429	(15)	157,861	51,251
Net unrealized appreciation (depreciation) of investments	(5,764,652)	808,565	(706,121)	(917,243)	924,307	2,699,529	(1,215,610)
Net Assets	$207,397,584	$31,178,744	$22,956,360	$25,080,659	$34,173,888	$59,637,164	$66,406,229
Net Assets:
Class A	$203,461,190	$29,999,549	$21,916,501	$23,242,591	$32,347,200	$56,455,891	$64,405,915
Class C	$3,936,394	$1,179,195	$1,039,859	$1,838,068	$1,826,688	$ 3,181,273	$2,000,314
Shares of Capital Stock Outstanding:
Class A	27,458,263	4,099,707	3,074,152	3,185,006	4,170,827	7,322,132	8,321,078
Class C	528,753	161,436	145,385	252,091	235,129	412,324	258,773
Net Asset Value Per Share:
Class A	$7.41	$7.32	$7.13	$7.30	$7.76	$7.71	$7.74
Class C	$7.44	$7.30	$7.15	$7.29	$7.77	$7.72	$7.73

* Cost of total investments	$222,037,629	$29,332,342	$22,779,257	$22,849,067	$31,850,660	$56,773,659	$66,217,519

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2009

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$57,670,966	$22,296,626	$62,762,197	$69,720,062	$41,736,418	$48,810,396
Short-term holdings	9,697,600	2,786,605	13,646,278	12,073,818	1,675,000	8,422,230
Total investments*	67,368,566	25,083,231	76,408,475	81,793,880	43,411,418	57,232,626
Cash	1,638,032	92,483	2,453,845	1,255,499	855,710	1,182,993
Interest receivable	967,534	342,881	829,246	1,169,334	740,615	897,415
Receivable for Capital Stock sold	542,928	—	361,927	234,919	1,099	241,745
Expenses prepaid to shareholder service agent	2,944	1,116	2,876	3,519	1,793	2,402
Receivable for securities sold	—	—	15,000	—	240,000	—
Other	7,098	6,346	7,675	7,183	5,035	6,385
Total Assets	70,527,102	25,526,057	80,079,044	84,464,334	45,255,670	59,563,566
Liabilities:
Payable for Capital Stock repurchased	22,888	10,061	16,527	64,390	26,154	50,015
Dividends payable	82,391	30,971	89,458	109,825	55,766	86,397
Management fee payable	29,598	10,938	32,714	35,617	19,104	25,116
Distribution and service (12b-1) fees payable	6,425	2,721	11,640	7,984	5,606	8,005
Accrued expenses and other	61,431	31,140	152,347	74,096	43,816	54,714
Total Liabilities	202,733	85,831	302,686	291,912	150,446	224,247
Net Assets	$70,324,369	$25,440,226	$79,776,358	$84,172,422	$45,105,224	$59,339,319
Composition of Net Assets:
Capital Stock, at par ($0.001 par value; 100,000,000 shares authorized for each Fund):
Class A	$9,281	$3,345	$9,214	$10,738	$5,689	$ 7,229
Class C	128	112	955	189	346	572
Additional paid-in capital	68,427,300	24,801,616	77,920,507	81,705,169	44,322,786	59,534,926
Undistributed net investment income (Note 7)	351,755	168,431	205,817	365,504	235,773	226,470
Undistributed/accumulated net realized gain (loss) (Note 7)	7,310	(15,361)	—	208,465	58,313	26,481
Net unrealized appreciation (depreciation) of investments	1,528,595	482,083	1,639,865	1,882,357	482,317	(456,359)
Net Assets	$70,324,369	$25,440,226	$79,776,358	$84,172,422	$45,105,224	$59,339,319
Net Assets:
Class A	$69,365,663	$24,618,793	$72,272,573	$82,709,059	$42,522,727	$54,990,517
Class C	$958,706	$821,433	$7,503,785	$1,463,363	$2,582,497	$ 4,348,802
Shares of Capital Stock Outstanding:
Class A	9,281,384	3,344,520	9,214,046	10,737,991	5,688,907	7,228,822
Class C	127,956	111,569	954,721	188,773	345,842	571,926
Net Asset Value Per Share:
Class A	$7.47	$7.36	$7.84	$7.70	$7.47	$7.61
Class C	$7.49	$7.36	$7.86	$7.75	$7.47	$7.60

* Cost of total investments	$65,839,971	$24,601,148	$74,768,610	$79,911,523	$42,929,101	$57,688,985

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2009

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Investment Income:
Interest	$1,509,591	$744,940	$624,917	$581,951	$754,491	$1,390,730	$1,729,794
Expenses:
Management fees	164,504	75,752	56,820	60,895	82,144	145,629	166,694
Shareholder account services	97,180	45,344	34,515	36,196	50,021	86,702	100,294
Distribution and service (12b-1) fees	45,042	20,005	15,799	18,032	23,906	42,416	42,098
Registration	18,863	5,873	5,798	6,322	7,476	8,316	8,736
Auditing and legal fees	16,116	7,791	7,280	12,320	8,961	11,615	11,968
Custody and related services	14,346	11,943	5,830	6,123	7,707	12,919	15,393
Shareholder reports and communications	6,420	1,391	2,419	2,210	2,919	1,978	3,323
Directors’ fees and expenses	2,297	1,128	807	876	1,237	2,305	2,654
Miscellaneous	3,305	2,697	1,717	1,743	1,917	2,512	2,946
Total Expenses	368,073	171,924	130,985	144,717	186,288	314,392	354,106
Net Investment Income	1,141,518	573,016	493,932	437,234	568,203	1,076,338	1,375,688
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	268	—	56,729	15,330	—	161,670	59,432
Net change in unrealized appreciation of investments	1,321,344	808,644	348,754	196,527	1,234,757	722,125	785,386
Net Gain on Investments	1,321,612	808,644	405,483	211,857	1,234,757	883,795	844,818
Increase in Net Assets from Operations	$2,463,130	$1,381,660	$899,415	$649,091	$1,802,960	$1,960,133	$2,220,506

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Investment Income:
Interest	$1,527,761	$613,969	$1,634,295	$1,968,860	$1,057,601	$1,559,409
Expenses:
Management fees	166,200	63,154	169,780	208,074	112,024	148,604
Shareholder account services	103,068	40,634	97,439	124,814	64,895	87,427
Distribution and service (12b-1) fees	36,262	15,421	59,041	48,063	33,699	49,795
Registration	7,056	5,904	7,663	9,618	6,984	8,976
Auditing and legal fees	16,068	10,037	16,399	21,052	13,534	15,368
Custody and related services	15,881	6,524	16,080	19,357	10,765	13,280
Shareholder reports and communications	3,341	2,442	3,858	3,784	2,379	3,308
Directors’ fees and expenses	2,653	918	2,727	3,343	1,732	2,344
Miscellaneous	3,573	2,012	2,807	3,802	2,360	2,821
Total Expenses	354,102	147,046	375,794	441,907	248,372	331,923
Net Investment Income	1,173,659	466,923	1,258,501	1,526,953	809,229	1,227,486
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	8,639	—	—	211,434	62,509	31,260
Net change in unrealized appreciation of investments	1,984,187	570,547	1,837,103	3,327,916	842,127	742,036
Net Gain on Investments	1,992,826	570,547	1,837,103	3,539,350	904,636	773,296
Increase in Net Assets from Operations	$3,166,485	$1,037,470	$3,095,604	$5,066,303	$1,713,865	$2,000,782

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	National Fund		Colorado Fund		Georgia Fund
	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Operations:
Net investment income	$1,141,518	$ 2,276,472	$573,016	$ 1,186,361	$493,932	$ 1,029,359
Net realized gain on investments	268	10,099	—	58,110	56,729	—
Net change in unrealized appreciation of investments	1,321,344	(3,631,708)	808,644	(1,331,482)	348,754	(2,129,270)
Increase (Decrease) in Net Assets from Operations	2,463,130	(1,345,137)	1,381,660	(87,011)	899,415	(1,099,911)
Distributions to Shareholders:
Net investment income:
Class A	(1,125,945)	(2,117,877)	(548,935)	(1,139,895)	(469,688)	(980,867)
Class C	(36,076)	(52,895)	(16,214)	(8,558)	(17,179)	(18,353)
Class D	—	(18,396)	—	(3,158)	—	(18,402)
Total	(1,162,021)	(2,189,168)	(565,149)	(1,151,611)	(486,867)	(1,017,622)
Net realized long-term gain on investments:
Class A	—	—	(72,521)	—	—	—
Class C	—	—	(2,966)	—	—	—
Total	—	—	(75,487)	—	—	—
Decrease in Net Assets from Distributions	(1,162,021)	(2,189,168)	(640,636)	(1,151,611)	(486,867)	(1,017,622)
Capital Share Transactions:
Net proceeds from sales of shares	18,968,036	7,313,329	1,934,957	3,115,714	154,544	1,043,410
Fund merger (Note 11)	138,102,364	—	—	—	—	—
Investment of dividends	693,697	1,317,564	321,763	654,238	324,077	660,669
Exchanged from associated funds	6,882,554	2,320,618	42,506	—	239,759	17,724
Investment of gain distributions	—	—	52,173	—	—	—
Total	164,646,651	10,951,511	2,351,399	3,769,952	718,380	1,721,803
Cost of shares repurchased	(16,324,258)	(9,105,186)	(1,654,150)	(2,948,274)	(1,297,947)	(2,990,079)
Exchanged into associated funds	(855,949)	(473,200)	(561,490)	(140,158)	(312,763)	(95,817)
Total	(17,180,207)	(9,578,386)	(2,215,640)	(3,088,432)	(1,610,710)	(3,085,896)
Increase (Decrease) in Net Assets from Capital Share Transactions	147,466,444	1,373,125	135,759	681,520	(892,330)	(1,364,093)
Increase (Decrease) in Net Assets	148,767,553	(2,161,180)	876,783	(557,102)	(479,782)	(3,481,626)
Net Assets:
Beginning of period	58,630,031	60,791,211	30,301,961	30,859,063	23,436,142	26,917,768
End of Period*	$207,397,584	$58,630,031	$31,178,744	$30,301,961	$22,956,360	$23,436,142

* Including undistributed net investment income as follows:	$ 216,606	$ 237,109	$ 149,103	$ 141,236	$ 84,110	$ 77,045

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Louisiana Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Operations:
Net investment income	$437,234	$ 1,016,746	$568,203	$ 1,222,173	$1,076,338	$ 2,409,346
Net realized gain on investments	15,330	276,518	—	52,142	161,670	238,250
Net change in unrealized appreciation of investments	196,527	(1,940,483)	1,234,757	(1,411,015)	722,125	(1,657,012)
Increase (Decrease) in Net Assets from Operations	649,091	(647,219)	1,802,960	(136,700)	1,960,133	990,584
Distributions to Shareholders:
Net investment income:
Class A	(424,829)	(955,351)	(544,485)	(1,123,849)	(1,042,300)	(2,281,244)
Class C	(17,947)	(18,859)	(21,546)	(19,514)	(40,931)	(77,954)
Class D	—	(11,147)	—	(18,359)	—	(4,077)
Total	(442,776)	(985,357)	(566,031)	(1,161,722)	(1,083,231)	(2,363,275)
Net realized long-term gain on investments:
Class A	(317,726)	(108,197)	(61,703)	(12,438)	(286,225)	(373,526)
Class C	(13,632)	(1,825)	(3,091)	(137)	(14,625)	(18,701)
Class D	—	(2,307)	—	(421)	—	(1,404)
Total	(331,358)	(112,329)	(64,794)	(12,996)	(300,850)	(393,631)
Decrease in Net Assets from Distributions	(774,134)	(1,097,686)	(630,825)	(1,174,718)	(1,384,081)	(2,756,906)
Capital Share Transactions:
Net proceeds from sales of shares	1,085,697	547,907	2,151,965	2,107,135	3,822,882	2,986,482
Investment of dividends	306,274	690,010	372,511	752,965	723,268	1,502,863
Exchanged from associated funds	52,883	167,635	31,308	308,416	166,249	1,649,010
Investment of gain distributions	257,238	86,916	51,502	10,384	235,293	298,366
Total	1,702,092	1,492,468	2,607,286	3,178,900	4,947,692	6,436,721
Cost of shares repurchased	(713,653)	(2,852,379)	(2,280,286)	(3,017,039)	(4,994,443)	(6,181,925)
Exchanged into associated funds	(271,676)	(167,085)	(34,105)	(301,479)	—	(304,161)
Total	(985,329)	(3,019,464)	(2,314,391)	(3,318,518)	(4,994,443)	(6,486,086)
Increase (Decrease) in Net Assets from Capital Share Transactions	716,763	(1,526,996)	292,895	(139,618)	(46,751)	(49,365)
Increase (Decrease) in Net Assets	591,720	(3,271,901)	1,465,030	(1,451,036)	529,301	(1,815,687)
Net Assets:
Beginning of period	24,488,939	27,760,840	32,708,858	34,159,894	59,107,863	60,923,550
End of Period*	$25,080,659	$24,488,939	$34,173,888	$32,708,858	$59,637,164	$59,107,863

* Including undistributed net investment income as follows:	$ 96,404	$ 101,946	$ 90,157	$ 87,985	$ 275,473	$ 282,366

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Michigan Fund		Minnesota Fund		Missouri Fund
	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Operations:
Net investment income	$ 1,375,688	$ 3,006,980	$ 1,173,659	$ 2,536,132	$ 466,923	$ 989,920
Net realized gain (loss) on investments	59,432	146,558	8,639	78,101	—	(19,347)
Net change in unrealized appreciation of investments	785,386	(4,244,249)	1,984,187	(2,510,397)	570,547	(1,336,843)
Increase (Decrease) in Net Assets from Operations	2,220,506	(1,090,711)	3,166,485	103,836	1,037,470	(366,270)
Distributions to Shareholders:
Net investment income:
Class A	(1,294,262)	(2,828,127)	(1,147,073)	(2,431,239)	(454,736)	(941,083)
Class C	(30,083)	(36,727)	(8,587)	(7,422)	(8,488)	(4,747)
Class D	—	(32,075)	—	(5,645)	—	(5,613)
Total	(1,324,345)	(2,896,929)	(1,155,660)	(2,444,306)	(463,224)	(951,443)
Net realized long-term gain on investments:
Class A	(170,587)	(516,985)	(78,862)	(354,523)	—	(135,007)
Class C	(5,023)	(5,435)	(677)	(632)	—	(223)
Class D	—	(11,541)	—	(1,652)	—	(1,698)
Total	(175,610)	(533,961)	(79,539)	(356,807)	—	(136,928)
Decrease in Net Assets from Distributions	(1,499,955)	(3,430,890)	(1,235,199)	(2,801,113)	(463,224)	(1,088,371)
Capital Share Transactions:
Net proceeds from sales of shares	606,905	932,456	6,042,111	1,808,882	941,384	762,346
Investment of dividends	867,691	1,926,868	765,486	1,655,677	289,248	575,420
Exchanged from associated funds	31,525	68,455	253,035	92,613	21,818	83,797
Investment of gain distributions	136,551	421,497	63,069	286,517	—	100,111
Total	1,642,672	3,349,276	7,123,701	3,843,689	1,252,450	1,521,674
Cost of shares repurchased	(3,783,272)	(12,006,425)	(3,870,606)	(6,574,362)	(1,152,714)	(1,725,057)
Exchanged into associated funds	(294,663)	(199,889)	(267,157)	(433,441)	(133,628)	(45,623)
Total	(4,077,935)	(12,206,314)	(4,137,763)	(7,007,803)	(1,286,342)	(1,770,680)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,435,263)	(8,857,038)	2,985,938	(3,164,114)	(33,892)	(249,006)
Increase (Decrease) in Net Assets	(1,714,712)	(13,378,639)	4,917,224	(5,861,391)	540,354	(1,703,647)
Net Assets:
Beginning of period	68,120,941	81,499,580	65,407,145	71,268,536	24,899,872	26,603,519
End of Period*	$66,406,229	$68,120,941	$70,324,369	$65,407,145	$25,440,226	$24,899,872

* Including undistributed net investment income as follows:	$ 454,363	$ 403,020	$ 351,755	$ 333,756	$ 168,431	$ 164,732

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New York Fund		Ohio Fund		Oregon Fund
	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Operations:
Net investment income	$ 1,258,501	$ 2,628,462	$ 1,526,953	$ 3,260,489	$ 809,229	$ 1,824,245
Net realized gain on investments	—	387	211,434	617,859	62,509	116,700
Net change in unrealized appreciation of investments	1,837,103	(3,365,375)	3,327,916	(4,760,286)	842,127	(2,099,571)
Increase (Decrease) in Net Assets from Operations	3,095,604	(736,526)	5,066,303	(881,938)	1,713,865	(158,626)
Distributions to Shareholders:
Net investment income:
Class A	(1,178,748)	(2,368,951)	(1,482,518)	(3,120,762)	(758,262)	(1,704,281)
Class C	(83,327)	(150,611)	(19,357)	(24,782)	(33,584)	(48,577)
Class D	—	(43,124)	—	(9,809)	—	(20,152)
Total	(1,262,075)	(2,562,686)	(1,501,875)	(3,155,353)	(791,846)	(1,773,010)
Net realized long-term gain on investments:
Class A	—	(282,803)	(733,068)	(226,302)	(133,802)	(77,532)
Class C	—	(19,812)	(12,321)	(1,622)	(7,883)	(2,095)
Class D	—	(9,243)	—	(1,458)	—	(1,862)
Total	—	(311,858)	(745,389)	(229,382)	(141,685)	(81,489)
Decrease in Net Assets from Distributions	(1,262,075)	(2,874,544)	(2,247,264)	(3,384,735)	(933,531)	(1,854,499)
Capital Share Transactions:
Net proceeds from sales of shares	18,034,905	3,620,476	849,389	3,086,467	1,348,399	2,810,435
Investment of dividends	864,471	1,683,959	963,261	2,029,788	512,494	1,144,226
Exchanged from associated funds	545,633	947,984	677,125	357,418	62,503	758,083
Investment of gain distributions	—	253,361	585,769	177,272	116,431	67,918
Total	19,445,009	6,505,780	3,075,544	5,650,945	2,039,827	4,780,662
Cost of shares repurchased	(4,086,129)	(6,257,126)	(4,237,343)	(12,694,695)	(2,577,980)	(5,292,629)
Exchanged into associated funds	(305,334)	(591,146)	(1,117,009)	(373,839)	(242,852)	(923,022)
Total	(4,391,463)	(6,848,272)	(5,354,352)	(13,068,534)	(2,820,832)	(6,215,651)
Increase (Decrease) in Net Assets from Capital Share Transactions	15,053,546	(342,492)	(2,278,808)	(7,417,589)	(781,005)	(1,434,989)
Increase (Decrease) in Net Assets	16,887,075	(3,953,562)	540,231	(11,684,262)	(671)	(3,448,114)
Net Assets:
Beginning of period	62,889,283	66,842,845	83,632,191	95,316,453	45,105,895	48,554,009
End of Period*	$79,776,358	$62,889,283	$84,172,422	$83,632,191	$45,105,224	$45,105,895

* Including undistributed net investment income as follows:	$ 205,817	$ 209,391	$ 365,504	$ 340,426	$ 235,773	$ 218,390

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	South Carolina Fund
	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Operations:
Net investment income	$1,227,486	$ 2,597,378
Net realized gain on investments	31,260	20,832
Net change in unrealized appreciation of investments	742,036	(4,117,624)
Increase (Decrease) in Net Assets from Operations	2,000,782	(1,499,414)
Distributions to Shareholders:
Net investment income:
Class A	(1,140,443)	(2,399,612)
Class C	(73,286)	(122,895)
Class D	—	(34,897)
Total	(1,213,729)	(2,557,404)
Net realized long-term gain on investments:
Class A	(52,644)	(116,599)
Class C	(4,471)	(7,125)
Class D	—	(3,320)
Total	(57,115)	(127,044)
Decrease in Net Assets from Distributions	(1,270,844)	(2,684,448)
Capital Share Transactions:
Net proceeds from sales of shares	2,325,118	3,086,131
Investment of dividends	819,775	1,670,339
Exchanged from associated funds	159,923	—
Investment of gain distributions	46,088	102,135
Total	3,350,904	4,858,605
Cost of shares repurchased	(6,532,121)	(6,387,022)
Exchanged into associated funds	(549,404)	(112,846)
Total	(7,081,525)	(6,499,868)
Decrease in Net Assets from Capital Share Transactions	(3,730,621)	(1,641,263)
Decrease in Net Assets	(3,000,683)	(5,825,125)
Net Assets:
Beginning of period	62,340,002	68,165,127
End of Period*	$59,339,319	$62,340,002

* Including undistributed net investment income as follows:	$226,470	$ 212,713

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end non-diversified management investment company. The Series consists of 13 separate funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund” (each, a “Fund”, collectively, the “Funds”) (Note 11). Each Fund of the Series offers the following two classes of shares:

Class A shares are sold with an initial sales charge of up to 4.5% (4.75% prior to January 7, 2008) and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation and Risk — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by RiverSource Investments, LLC (“RiverSource” or the “Manager”) based on quotations provided by primary market makers in such securities.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

On October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Fixed-income securities owned by each Fund are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

b.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2009, distribution and service (12b-1) fees were the only class-specific expenses.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2009, the interest rates paid on these notes ranged from 0.15% to 1.25%.

d.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend dates.

e.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended March 31, 2009.

Notes to Financial Statements (unaudited)

3.	Fair Value Measurements — A summary of the value of the Funds’ investments as of March 31, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

Valuation Inputs	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund
Level 1 — Quoted Prices in Active Markets for Identical Investments	$ —	$ —	$—	$—
Level 2 — Other Significant Observable Inputs	216,272,977	30,140,907	22,073,136	21,931,824
Level 3 — Significant Unobservable Inputs	—	—	—	—
Total	$216,272,977	$30,140,907	$22,073,136	$21,931,824
Valuation Inputs	Maryland Fund	Massachusetts Fund	Michigan Fund	Minnesota Fund
Level 1 — Quoted Prices in Active Markets for Identical Investments	$ —	$ —	$—	$—
Level 2 — Other Significant Observable Inputs	32,774,967	59,473,188	65,001,909	67,368,566
Level 3 — Significant Unobservable Inputs	—	—	—	—
Total	$ 32,774,967	$59,473,188	$65,001,909	$67,368,566
Valuation Inputs	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund
Level 1 — Quoted Prices in Active Markets for Identical Investments	$ —	$ —	$—	$—
Level 2 — Other Significant Observable Inputs	25,083,231	76,408,475	81,793,880	43,411,418
Level 3 — Significant Unobservable Inputs	—	—	—	—
Total	$ 25,083,231	$76,408,475	$81,793,880	$43,411,418
Valuation Inputs	South Carolina Fund
Level 1 — Quoted Prices in Active Markets for Identical Investments	$ —
Level 2 — Other Significant Observable Inputs	57,232,626
Level 3 — Significant Unobservable Inputs	—
Total	$ 57,232,626

4.	Management and Distribution Services, and Other Related-Party Transactions —

a.	Management and Administrative Services — On November 7, 2008, RiverSource, investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), announced the closing of its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“JWS”). With the Acquisition completed and shareholders of the Funds having previously approved (at a Special Meeting held in November 2008) a new Investment Management Services Agreement between RiverSource and the Series with respect to each Fund, RiverSource is the new investment manager of the Funds effective November 7, 2008.

The Manager receives a fee (and, prior to November 7, 2008, JWS received a fee), calculated daily and payable monthly, equal to 0.50% per annum of each Fund’s average daily net assets. For the six months ended March 31, 2009, the Manager and JWS received the following management fees:

Fund	RiverSource	JWS
National	$135,387	$29,117
Colorado	60,653	15,099
Georgia	45,269	11,551
Louisiana	48,704	12,191
Maryland	65,990	16,154
Massachusetts	116,869	28,760
Michigan	132,940	33,754
Minnesota	133,730	32,470
Missouri	50,703	12,451
New York	138,643	31,137
Ohio	166,333	41,741
Oregon	89,573	22,451
South Carolina	117,958	30,646

Effective on or about June 13, 2009, the Manager has contractually agreed to absorb certain expenses until January 31, 2010, so that total fund expenses of National, Minnesota and New York Funds will not exceed 0.79% per annum for Class A shares and 1.54% per annum for Class C shares.

Under an Administrative Services Agreement, effective November 7, 2008, Ameriprise administers certain aspects of the Funds’ business and other affairs at no cost. Ameriprise provides the Funds with office space, and certain administrative and other services and executive and other personnel as are necessary for the Funds’ operations. Ameriprise pays all of the compensation of Board members of the Series who are employees or consultants of RiverSource and of the officers and other personnel of the Funds. Ameriprise has obtained Board approval to increase the fees payable by the National, Minnesota and New York Funds under the Administrative Services Agreement later in 2009. However, any such increase in fees would be offset by corresponding decreases in advisory fees under the Investment Management Services Agreement. Prior to November 7, 2008, administrative services were provided to the Funds by JWS as part of its former management agreement with the Series with respect to each Fund.

b.	Distribution Services — For the six months ended March 31, 2009, RiverSource Fund Distributors, Inc. (formerly Seligman Advisors, Inc.) (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received commissions and concessions from sales of Class A. Commissions were also paid to dealers for sales of Class A shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions
National	$11,160	$79,366
Colorado	3,168	21,607
Georgia	829	5,322
Louisiana	1,416	9,745
Maryland	3,964	25,550

Notes to Financial Statements (unaudited)

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions
Massachusetts	$ 4,468	$32,396
Michigan	3,222	14,340
Minnesota	2,958	31,012
Missouri	2,115	14,477
New York	12,628	89,359
Ohio	2,472	19,167
Oregon	4,143	29,231
South Carolina	3,204	22,045

The Funds each have an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2009, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Fund		Fund
National	$31,517	Minnesota	$32,875
Colorado	14,354	Missouri	12,323
Georgia	10,871	New York	29,950
Louisiana	11,476	Ohio	40,897
Maryland	15,556	Oregon	21,163
Massachusetts	28,059	South Carolina	27,227
Michigan	32,388

Effective on or about June 13, 2009, the Board has approved an increase in 12b-1 fees for National, Minnesota and New York Funds from 0.10% to 0.25% per annum.

Under the Plan, with respect to Class C shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2009, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C shares were as follows:

Fund	Class C	Fund	Class C
National	$13,525	Minnesota	$ 3,387
Colorado	5,651	Missouri	3,098
Georgia	4,928	New York	29,091
Louisiana	6,556	Ohio	7,166
Maryland	8,350	Oregon	12,536
Massachusetts	14,357	South Carolina	22,568
Michigan	9,710

The Distributor and RiverSource Services, Inc. (formerly Seligman Services, Inc.), also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended March 31, 2009, the Distributor and RiverSource Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan, as follows:

Fund	Distribution and Service (12b-1) Fees	Fund	Distribution and Service (12b-1) Fees
National	$1,767	Minnesota	$925
Colorado	916	Missouri	516

Fund	Distribution and Service (12b-1) Fees	Fund	Distribution and Service (12b-1) Fees
Georgia	$558	New York	$4,769
Louisiana	739	Ohio	2,063
Maryland	660	Oregon	178
Massachusetts	768	South Carolina	819
Michigan	1,044

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended March 31, 2009, such charges were as follows:

Fund		Fund
National	$29	Minnesota	$1,100
Colorado	239	Missouri	—
Georgia	—	New York	1,106
Louisiana	—	Ohio	—
Maryland	—	Oregon	—
Massachusetts	9	South Carolina	775
Michigan	29

c.	Transfer Agent and Shareholder Services — For the six months ended March 31, 2009, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Series’ Directors as follows:

Fund		Fund
National	$ 68,151	Minnesota	$73,111
Colorado	31,800	Missouri	29,280
Georgia	24,595	New York	65,940
Louisiana	25,442	Ohio	88,014
Maryland	35,456	Oregon	45,033
Massachusetts	60,556	South Carolina	61,562
Michigan	70,809

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of the Series to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2009, the Series’ potential obligation under the Guaranty was $789,700. As of March 31, 2009, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranty. Each Fund would bear a portion of any payments made by the Series under the Guaranty. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

The Series’ Board has approved RiverSource Service Corporation (“RSC”) as the Funds’ new transfer and shareholder service agent, and the termination of the Funds’ relationship with Seligman Data Corp., effective on or about June 12, 2009. RSC is an affiliate of RiverSource. The fees and expenses expected to be charged to the Funds by RSC are generally lower than the fees and expenses charged by Seligman Data Corp. Nevertheless, as a result of the termination of the relationship with Seligman Data Corp.,

Notes to Financial Statements (unaudited)

the Funds will incur certain non-recurring charges, including charges relating to Seligman Data Corp.’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges will be incurred over a period of several months beginning January 28, 2009. Shareholders of the Funds would bear their proportionate share of each Fund’s expenses, including the Non-Recurring Charges.

For the six months ended March 31, 2009, the amount of Non-Recurring Charges and its percentage of each Fund’s average net assets were as follows:

Fund	Amount	% of Average Net Assets	Fund	Amount	% of Average Net Assets
National	$29,029	0.05	Minnesota	$29,957	0.05
Colorado	13,544	0.04	Missouri	11,354	0.04
Georgia	9,920	0.04	New York	31,499	0.04
Louisiana	10,754	0.04	Ohio	36,800	0.05
Maryland	14,565	0.04	Oregon	19,862	0.05
Massachusetts	26,146	0.05	South Carolina	25,865	0.04
Michigan	29,485	0.05

The amount of Non-Recurring Charges to be incurred from April 1, 2009 to June 12, 2009, is estimated to be approximately 0.10% of each Fund’s net assets as of March 31, 2009.

d.	Directors’ Fees and Expenses — Directors’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Funds’ proportionate share of certain expenses of a company providing limited administrative services to the Funds and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the period from November 7, 2008 through March 31, 2009, the Funds paid $11,038 in the aggregate to this company for such services.

The Series has a compensation agreement under which Directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman and RiverSource Groups of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in Directors’ fees and expenses, and the accumulated balances thereof at March 31, 2009 are included in accrued expenses and other liabilities as follows:

Fund		Fund
National	$3,299	Minnesota	$725
Colorado	538	Missouri	513
Georgia	516	New York	696
Louisiana	515	Ohio	833
Maryland	549	Oregon	616
Massachusetts	679	South Carolina	714
Michigan	767

Certain officers and directors of the Series are officers or directors of the Manager, Ameriprise, the Distributor, RiverSource Services, Inc., RSC, and/or Seligman Data Corp.

5.	Committed Line of Credit — The Series is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended March 31, 2009.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2009, were as follows:

Fund	Purchases	Sales
National	$11,612,940	$95,000
Colorado	—	250,000
Georgia	—	1,135,689
Louisiana	245,593	2,760,000
Maryland	—	—
Massachusetts	3,081,126	5,050,000
Michigan	—	1,051,120
Minnesota	—	530,000
Missouri	—	15,000
New York	3,633,294	120,000
Ohio	3,056,160	7,420,000
Oregon	2,796,697	2,162,600
South Carolina	—	1,069,580

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended March 31, 2009, and will vary from the final tax information as of the Fund’s year end.

At March 31, 2009, each Fund’s tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Fund	Tax Basis Cost
National	$221,757,160
Colorado	29,172,039
Georgia	22,686,704
Louisiana	22,748,762
Maryland	31,730,103
Massachusetts	56,548,578
Michigan	65,764,702
Minnesota	65,475,314
Missouri	24,416,841
New York	74,520,521
Ohio	79,569,320
Oregon	42,692,281
South Carolina	57,448,496

Notes to Financial Statements (unaudited)

At March 31, 2009, the tax basis components of accumulated earnings (losses) were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$ 4,561,019	$1,448,256	$ 713,083	$327,968	$1,445,248
Gross unrealized depreciation of portfolio securities	(10,045,202)	(479,388)	(1,326,651)	(1,144,906)	(400,384)
Net unrealized appreciation (depreciation) of portfolio securities	(5,484,183)	968,868	(613,568)	(816,938)	1,044,864
Capital loss carryforward	(1,134,889)	—	(725,541)	—	—
Current period net realized gain (loss)	—	(210)	—	31,013	(15)
Total accumulated earnings (losses)	$ (6,619,072)	$968,658	$(1,339,109)	$(785,925)	$1,044,849

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$ 3,548,077	$2,015,101	$ 2,509,027	$1,096,336	$2,719,854
Gross unrealized depreciation of portfolio securities	(623,467)	(2,777,894)	(615,775)	(429,946)	(831,900)
Net unrealized appreciation (depreciation) of portfolio securities	2,924,610	(762,793)	1,893,252	666,390	1,887,954
Undistributed tax-exempt income	36,721	—	—	—	—
Current period net realized gain (loss)	121,652	54,140	18,631	(15,359)	—
Total accumulated earnings (losses)	$ 3,082,983	$(708,653)	$ 1,911,883	$651,031	$1,887,954

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$ 3,354,846	$2,013,879	$ 1,742,723
Gross unrealized depreciation of portfolio securities	(1,130,286)	(1,294,742)	(1,958,593)
Net unrealized appreciation (depreciation) of portfolio securities	2,224,560	719,137	(215,870)
Current period net realized gain	263,598	64,704	32,829
Total accumulated earnings (losses)	$ 2,488,158	$783,841	$ (183,041)

The tax characterization of distributions paid was as follows:

	Six Months Ended 3/31/09		Year Ended 9/30/08
	Tax-exempt income	Long-term capital gains	Tax-exempt income	Long-term capital gains
National	$1,162,021	—	$2,189,168	—
Colorado	565,149	$ 75,487	1,151,611	—
Georgia	486,867	—	1,017,622	—
Louisiana	442,776	331,358	985,357	$112,329
Maryland	566,031	64,794	1,161,722	12,996
Massachusetts	1,083,231	300,850	2,363,275	393,631
Michigan	1,324,345	175,610	2,896,929	533,961
Minnesota	1,155,660	79,539	2,444,306	356,807
Missouri	463,224	—	951,443	136,928
New York	1,262,075	—	2,562,686	311,858
Ohio	1,501,875	745,389	3,155,353	229,382
Oregon	791,846	141,685	1,773,010	81,489
South Carolina	1,213,729	57,115	2,557,404	127,044

At September 30, 2008, the National and Georgia Funds had net capital loss carryforwards for federal income tax purposes of $1,134,889 (with $1,130,135 and $4,754 expiring in 2011 and 2012, respectively) and $725,541 (expiring in 2013), respectively, which are available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

Notes to Financial Statements (unaudited)

8.	Capital Share Transactions — Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
National Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,381,310	$17,522,287	915,102	$7,026,889	196,180	$1,445,749	30,802	$235,899
Fund merger (Note 11)	18,687,716	138,102,364	—	—	—	—	—	—
Investment of dividends	91,781	667,124	165,149	1,271,880	3,652	26,573	4,191	32,239
Exchanged from associated funds	879,863	6,469,524	235,185	1,814,259	56,224	413,030	51,904	398,599
Converted from Class D*	—	—	—	—	—	—	127,801	990,454
Total	22,040,670	162,761,299	1,315,436	10,113,028	256,056	1,885,352	214,698	1,657,191
Cost of shares repurchased	(2,193,048)	(16,174,735)	(1,027,708)	(7,836,811)	(20,201)	(149,523)	(134,190)	(1,027,197)
Exchanged into associated funds	(111,734)	(814,959)	(56,165)	(435,200)	(5,855)	(40,990)	(4,948)	(38,000)
Total	(2,304,782)	(16,989,694)	(1,083,873)	(8,272,011)	(26,056)	(190,513)	(139,138)	(1,065,197)
Increase	19,735,888	$145,771,605	231,563	$1,841,017	230,000	$1,694,839	75,560	$591,994

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
National Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	6,488	$50,541
Investment of dividends	—	—	1,738	13,445
Exchanged from associated funds	—	—	13,866	107,760
Total	—	—	22,092	171,746
Cost of shares repurchased	—	—	(31,202)	(241,178)
Converted to Class C*	—	—	(127,801)	(990,454)
Total	—	—	(159,003)	(1,231,632)
Decrease	—	—	(136,911)	$(1,059,886)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Colorado Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	240,491	$1,734,868	328,413	$2,448,996	28,024	$200,089	87,798	$646,723
Investment of dividends	42,839	307,597	86,773	647,171	1,971	14,166	621	4,616
Exchanged from associated funds	5,812	42,506	—	—	—	—	—	—
Converted from Class D*	—	—	—	—	—	—	25,850	193,102
Investment of gain distributions	6,874	49,359	—	—	393	2,814	—	—
Total	296,016	2,134,330	415,186	3,096,167	30,388	217,069	114,269	844,441
Cost of shares repurchased	(221,682)	(1,591,011)	(395,298)	(2,943,786)	(8,744)	(63,139)	(619)	(4,488)
Exchanged into associated funds	(79,174)	(561,490)	(18,800)	(140,158)	—	—	—	—
Total	(300,856)	(2,152,501)	(414,098)	(3,083,944)	(8,744)	(63,139)	(619)	(4,488)
Increase (decrease)	(4,840)	$(18,171)	1,088	$12,223	21,644	$153,930	113,650	$839,953

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Colorado Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	2,687	$19,995
Investment of dividends	—	—	328	2,451
Total	—	—	3,015	22,446
Converted to Class C*	—	—	(25,850)	(193,102)
Total	—	—	(25,850)	(193,102)
Increase (decrease)	—	—	(22,835)	$(170,656)

See footnotes on page 47.

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Georgia Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,065	$154,544	133,446	$1,007,467	—	$—	4,765	$35,143
Investment of dividends	45,064	311,880	84,583	635,793	1,756	12,197	1,333	9,949
Exchanged from associated funds	33,499	239,759	2,371	17,724	—	—	—	—
Converted from Class D*	—	—	—	—	—	—	127,826	966,365
Total	100,628	706,183	220,400	1,660,984	1,756	12,197	133,924	1,011,457
Cost of shares repurchased	(185,881)	(1,283,773)	(372,487)	(2,790,699)	(2,055)	(14,174)	(26,748)	(199,380)
Exchanged into associated funds	(46,089)	(312,763)	(13,495)	(95,817)	—	—	—	—
Total	(231,970)	(1,596,536)	(385,982)	(2,886,516)	(2,055)	(14,174)	(26,748)	(199,380)
Increase (decrease)	(131,342)	$(890,353)	(165,582)	$(1,225,532)	(299)	$(1,977)	107,176	$812,077

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Georgia Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	106	$800
Investment of dividends	—	—	1,966	14,927
Total	—	—	2,072	15,727
Converted to Class C*	—	—	(127,826)	(966,365)
Total	—	—	(127,826)	(966,365)
Decrease	—	—	(125,754)	$(950,638)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Louisiana Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	39,074	$286,713	66,694	$512,191	111,614	$798,984	1,036	$7,979
Investment of dividends	40,711	291,926	85,556	663,472	1,996	14,348	2,177	16,812
Exchanged from associated funds	7,244	52,883	21,409	167,635	—	—	—	—
Converted from Class D*	—	—	—	—	—	—	76,872	595,756
Investment of gain distributions	33,925	245,276	10,684	83,327	1,657	11,962	222	1,733
Total	120,954	876,798	184,343	1,426,625	115,267	825,294	80,307	622,280
Cost of shares repurchased	(98,096)	(711,828)	(366,188)	(2,851,371)	(251)	(1,825)	(132)	(1,008)
Exchanged into associated funds	(39,136)	(271,676)	(21,203)	(167,085)	—	—	—	—
Total	(137,232)	(983,504)	(387,391)	(3,018,456)	(251)	(1,825)	(132)	(1,008)
Increase (decrease)	(16,278)	$(106,706)	(203,048)	$(1,591,831)	115,016	$823,469	80,175	$621,272

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Louisiana Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	3,551	$27,737
Investment of dividends	—	—	1,247	9,726
Investment of gain distributions	—	—	238	1,856
Total	—	—	5,036	39,319
Converted to Class C*	—	—	(76,773)	(595,756)
Total	—	—	(76,773)	(595,756)
Decrease	—	—	(71,737)	$(556,437)

See footnotes on page 47.

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Maryland Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	242,937	$1,834,412	211,218	$1,863,670	42,374	$317,553	31,267	$243,465
Investment of dividends	47,348	355,573	92,898	724,740	2,248	16,938	1,825	14,222
Exchanged from associated funds	3,459	26,370	68,339	308,416	662	4,938	—	—
Converted from Class D*	—	—	—	—	—	—	140,142	1,097,308
Investment of gain distributions	6,512	48,973	1,273	9,906	336	2,529	18	137
Total	300,256	2,265,328	373,728	2,906,732	45,620	341,958	173,252	1,355,132
Cost of shares repurchased	(294,072)	(2,186,020)	(368,809)	(2,870,618)	(12,289)	(94,266)	(16,470)	(128,089)
Exchanged into associated funds	(3,874)	(29,946)	(36,328)	(283,051)	(537)	(4,159)	—	—
Total	(297,946)	(2,215,966)	(405,137)	(3,153,669)	(12,826)	(98,425)	(16,470)	(128,089)
Increase (decrease)	2,310	$49,362	(31,409)	$(246,937)	32,794	$243,533	156,782	$1,227,043

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Maryland Fund	Shares	Amount	Shares	Amount
Investment of dividends	—	—	1,789	$14,003
Investment of gain distributions	—	—	44	341
Total	—	—	1,833	14,344
Cost of shares repurchased	—	—	(2,330)	(18,332)
Exchanged into associated funds	—	—	(2,357)	(18,428)
Converted to Class C*	—	—	(140,142)	(1,097,308)
Total	—	—	(144,829)	(1,134,068)
Decrease	—	—	(142,996)	$(1,119,724)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Massachusetts Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	403,638	$3,084,628	360,406	$2,821,677	96,443	$738,254	21,043	$164,805
Investment of dividends	92,952	706,160	187,487	1,470,719	2,247	17,108	3,628	28,472
Exchanged from associated funds	12,878	99,165	204,537	1,604,542	8,701	67,084	5,672	44,468
Converted from Class D*	—	—	—	—	—	—	23,419	184,305
Investment of gain distributions	29,791	226,412	36,877	287,999	1,167	8,881	1,178	9,210
Total	539,259	4,116,365	789,307	6,184,937	108,558	831,327	54,940	431,260
Cost of shares repurchased	(624,682)	(4,764,402)	(693,140)	(5,425,186)	(29,770)	(230,041)	(90,530)	(712,018)
Exchanged into associated funds	—	—	(38,776)	(304,161)	—	—	—	—
Total	(624,682)	(4,764,402)	(731,916)	(5,729,347)	(29,770)	(230,041)	(90,530)	(712,018)
Increase (decrease)	(85,423)	$(648,037)	57,391	$455,590	78,788	$601,286	(35,590)	$(280,758)

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Massachusetts Fund	Shares	Amount	Shares	Amount
Investment of dividends	—	—	468	$3,672
Investment of gain distributions	—	—	148	1,157
Total	—	—	616	4,829
Cost of shares repurchased	—	—	(5,674)	(44,721)
Converted to Class C*	—	—	(23,419)	(184,305)
Total	—	—	(29,093)	(229,026)
Decrease	—	—	(28,477)	$(224,197)

See footnotes on page 47.

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Michigan Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	72,191	$540,715	110,746	$894,765	8,781	$66,190	4,697	$37,691
Investment of dividends	112,245	854,269	235,123	1,895,988	1,763	13,422	2,590	20,826
Exchanged from associated funds	1,196	9,273	8,380	68,455	2,868	22,252	—	—
Converted from Class D*	—	—	—	—	—	—	201,419	1,625,453
Investment of gain distributions	17,537	133,982	51,029	412,288	337	2,569	671	5,416
Total	203,169	1,538,239	405,278	3,271,496	13,749	104,433	209,377	1,689,386
Cost of shares repurchased	(488,444)	(3,735,638)	(1,402,928)	(11,309,184)	(6,227)	(47,634)	(71,415)	(573,136)
Exchanged into associated funds	(38,865)	(294,663)	(24,793)	(199,889)	—	—	—	—
Total	(527,309)	(4,030,301)	(1,427,721)	(11,509,073)	(6,227)	(47,634)	(71,415)	(573,136)
Increase (decrease)	(324,140)	$(2,492,062)	(1,022,443)	$(8,237,577)	7,522	$56,799	137,962	$1,116,250

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Michigan Fund	Shares	Amount	Shares	Amount
Investment of dividends	—	—	1,243	$10,054
Investment of gain distributions	—	—	470	3,793
Total	—	—	1,713	13,847
Cost of shares repurchased	—	—	(15,534)	(124,105)
Converted to Class C*	—	—	(201,419)	(1,625,453)
Total	—	—	(216,953)	(1,749,558)
Decrease	—	—	(215,240)	$(1,735,711)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Minnesota Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	751,994	$5,571,113	226,272	$1,699,882	63,246	$470,998	14,411	$109,000
Investment of dividends	103,911	759,637	218,915	1,646,723	797	5,849	650	4,893
Exchanged from associated funds	31,510	236,140	12,353	92,613	2,017	16,895	—	—
Converted from Class D*	—	—	—	—	—	—	44,119	333,095
Investment of gain distributions	8,564	62,520	37,899	284,622	75	549	71	533
Total	895,979	6,629,410	495,439	3,723,840	66,135	494,291	59,251	447,521
Cost of shares repurchased	(513,523)	(3,770,898)	(879,651)	(6,558,494)	(13,383)	(99,708)	(2,093)	(15,868)
Exchanged into associated funds	(37,777)	(267,157)	(57,871)	(433,441)			—	—
Total	(551,300)	(4,038,055)	(937,522)	(6,991,935)	(13,383)	(99,708)	(2,093)	(15,868)
Increase (decrease)	344,679	$2,591,355	(442,083)	$(3,268,095)	52,752	$394,583	57,158	$431,653

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Minnesota Fund	Shares	Amount	Shares	Amount
Investment of dividends	—	—	538	$4,061
Investment of gain distributions	—	—	181	1,362
Total	—	—	719	5,423
Converted to Class C*	—	—	(44,119)	(333,095)
Total	—	—	(44,119)	(333,095)
Decrease	—	—	(43,400)	$(327,672)

See footnotes on page 47.

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Missouri Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	75,763	$552,377	83,328	$630,707	53,796	$389,007	10,807	$81,606
Investment of dividends	39,121	282,640	75,025	567,955	909	6,608	401	3,014
Exchanged from associated funds	3,003	21,818	11,056	83,797	—	—	—	—
Converted from Class D*	—	—	—	—	—	—	42,861	325,316
Investment of gain distributions	—	—	12,997	98,372	—	—	29	222
Total	117,887	856,835	182,406	1,380,831	54,705	395,615	54,098	410,158
Cost of shares repurchased	(158,236)	(1,152,260)	(224,475)	(1,692,803)	(62)	(454)	(2,874)	(21,656)
Exchanged into associated funds	(18,830)	(133,628)	(5,978)	(45,623)			—	—
Total	(177,066)	(1,285,888)	(230,453)	(1,738,426)	(62)	(454)	(2,874)	(21,656)
Increase (decrease)	(59,179)	$(429,053)	(48,047)	$(357,595)	54,643	$395,161	51,224	$388,502

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Missouri Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	6,575	$50,033
Investment of dividends	—	—	585	4,451
Investment of gain distributions	—	—	201	1,517
Total	—	—	7,361	56,001
Cost of shares repurchased	—	—	(1,395)	(10,598)
Converted to Class C*	—	—	(42,861)	(325,316)
Total	—	—	(44,256)	(335,914)
Decrease	—	—	(36,895)	$(279,913)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
New York Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,999,179	$15,556,118	324,845	$2,593,820	317,452	$2,478,787	76,521	$611,252
Investment of dividends	107,229	823,810	196,408	1,576,573	5,280	40,661	9,140	73,385
Exchanged from associated funds	60,044	465,029	117,131	919,306	10,329	80,604	1,052	8,326
Converted from Class D*	—	—	—	—	—	—	289,225	2,328,264
Investment of gain distributions	—	—	29,115	233,481	—	—	1,395	11,205
Total	2,166,452	16,844,957	667,499	5,323,180	333,061	2,600,052	377,333	3,032,432
Cost of shares repurchased	(507,921)	(3,892,972)	(537,348)	(4,300,669)	(25,416)	(193,157)	(231,988)	(1,837,938)
Exchanged into associated funds	(38,117)	(297,970)	(66,945)	(531,584)	(959)	(7,364)	(6,000)	(47,700)
Total	(546,038)	(4,190,942)	(604,293)	(4,832,253)	(26,375)	(200,521)	(237,988)	(1,885,638)
Increase	1,620,414	$12,654,015	63,206	$490,927	306,686	$2,399,531	139,345	$1,146,794

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
New York Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	51,569	$415,404
Investment of dividends	—	—	4,212	34,001
Exchanged from associated funds	—	—	2,522	20,352
Investment of gain distributions	—	—	1,080	8,675
Total	—	—	59,383	478,432
Cost of shares repurchased	—	—	(14,664)	(118,519)
Exchanged into associated funds	—	—	(1,472)	(11,862)
Converted to Class C*	—	—	(289,225)	(2,328,264)
Total	—	—	(305,361)	(2,458,645)
Decrease	—	—	(245,978)	$(1,980,213)

See footnotes on page 47.

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Ohio Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	103,611	$783,475	324,370	$2,517,730	8,594	$65,914	73,143	$568,737
Investment of dividends	126,061	946,706	256,483	2,000,961	2,191	16,555	2,412	18,898
Exchanged from associated funds	89,359	677,125	35,458	275,036	—	—	10,519	82,382
Converted from Class D*	—	—	—	—	—	—	55,730	438,592
Investment of gain distributions	76,586	575,162	22,387	174,596	1,403	10,607	162	1,268
Total	395,617	2,982,468	638,698	4,968,323	12,188	93,076	141,966	1,109,877
Cost of shares repurchased	(548,238)	(4,123,925)	(1,577,718)	(12,274,849)	(15,379)	(113,418)	(30,038)	(234,398)
Exchanged into associated funds	(144,524)	(1,078,243)	(49,052)	(373,839)	(5,141)	(38,766)	—	—
Total	(692,762)	(5,202,168)	(1,626,770)	(12,648,688)	(20,520)	(152,184)	(30,038)	(234,398)
Increase (decrease)	(297,145)	$(2,219,700)	(988,072)	$(7,680,365)	(8,332)	$(59,108)	111,928	$875,479

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Ohio Fund	Shares	Amount	Shares	Amount
Investment of dividends	—	—	1,261	$9,929
Investment of gain distributions	—	—	179	1,408
Total	—	—	1,440	11,337
Cost of shares repurchased	—	—	(23,910)	(185,448)
Converted to Class C*	—	—	(55,659)	(438,592)
Total	—	—	(79,569)	(624,040)
Decrease	—	—	(78,129)	$(612,703)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
Oregon Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	153,087	$1,120,084	317,096	$2,424,100	30,691	$228,315	42,001	$317,768
Investment of dividends	65,887	481,347	141,621	1,085,654	4,266	31,147	5,851	44,753
Exchanged from associated funds	5,145	37,181	100,861	758,083	3,390	25,322	—	—
Converted from Class D*	—	—	—	—	—	—	130,230	1,000,166
Investment of gain distributions	14,945	109,096	8,394	64,299	1,005	7,335	272	2,085
Total	239,064	1,747,708	567,972	4,332,136	39,352	292,119	178,354	1,364,772
Cost of shares repurchased	(325,369)	(2,396,431)	(658,831)	(5,039,572)	(24,654)	(181,549)	(10,504)	(80,170)
Exchanged into associated funds	(28,056)	(198,642)	(119,719)	(923,022)	(5,887)	(44,210)	—	—
Total	(353,425)	(2,595,073)	(778,550)	(5,962,594)	(30,541)	(225,759)	(10,504)	(80,170)
Increase (decrease)	(114,361)	$(847,365)	(210,578)	$(1,630,458)	8,811	$66,360	167,850	$1,284,602

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
Oregon Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	8,994	$68,567
Investment of dividends	—	—	1,799	13,819
Investment of gain distributions	—	—	201	1,534
Total	—	—	10,994	83,920
Cost of shares repurchased	—	—	(22,659)	(172,887)
Converted to Class C*	—	—	(130,230)	(1,000,166)
Total	—	—	(152,889)	(1,173,053)
Decrease	—	—	(141,895)	$(1,089,133)

See footnotes on page 47.

Notes to Financial Statements (unaudited)

	Class A				Class C
	Six Months Ended 3/31/09		Year Ended 9/30/08		Six Months Ended 3/31/09		Year Ended 9/30/08
South Carolina Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	248,023	$1,833,271	327,219	$2,584,369	65,789	$491,847	51,645	$410,544
Investment of dividends	102,972	763,123	195,374	1,553,375	7,650	56,652	11,139	88,424
Exchanged from associated funds	21,647	159,923	—	—	—	—	—	—
Converted from Class D*	—	—	—	—	—	—	226,908	1,806,184
Investment of gain distributions	5,701	42,470	11,723	93,418	486	3,618	721	5,737
Total	378,343	2,798,787	534,316	4,231,162	73,925	552,117	290,413	2,310,889
Cost of shares repurchased	(761,671)	(5,642,124)	(637,721)	(5,065,794)	(117,644)	(889,997)	(144,204)	(1,147,661)
Exchanged into associated funds	(61,100)	(448,977)	(10,747)	(84,655)	(13,338)	(100,427)	(3,511)	(28,191)
Total	(822,771)	(6,091,101)	(648,468)	(5,150,449)	(130,982)	(990,424)	(147,715)	(1,175,852)
Increase (decrease)	(444,428)	$(3,292,314)	(114,152)	$(919,287)	(57,057)	$(438,307)	142,698	$1,135,037

	Class D
	Six Months Ended 3/31/09		October 1, 2007 to May 16, 2008†
South Carolina Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	11,480	$91,218
Investment of dividends	—	—	3,574	28,540
Investment of gain distributions	—	—	374	2,980
Total	—	—	15,428	122,738
Cost of shares repurchased	—	—	(21,734)	(173,567)
Converted to Class C*	—	—	(226,908)	(1,806,184)
Total	—	—	(248,642)	(1,979,751)
Decrease	—	—	(233,214)	$(1,857,013)

*	Effective May 16, 2008, Class D shares were converted to Class C shares.
†	Date of conversion to Class C shares.

9.	Information Regarding Pending and Settled Legal Proceedings — In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against JWS, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was a Fund of Seligman Municipal Fund Series, Inc. The settlement payments are reflected in the net asset values of those four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and the Distributor relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an Independent distribution consultant to assist in developing a plan for distribution of all

Notes to Financial Statements (unaudited)

disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.[1] Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Information regarding certain legal proceedings may be found in the RiverSource and Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.[1]

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

10.	Recent Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133,” which requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectus or statement of additional information.

11.	Fund Mergers — At the close of business on March 27, 2009, the National Fund acquired the assets and assumed the identified liabilities of Seligman Select Municipal Fund, Inc. (“Select Municipal”). The reorganization was completed after stockholders of Select Municipal approved the plan on February 5, 2009.

The aggregate net assets of the National Fund immediately before the acquisition were $80,713,171 and the combined net assets immediately after the acquisition were $218,815,535.

The merger was accomplished by a tax-free exchange of 13,290,689 shares of Select Municipal valued at $138,102,364. In exchange for the Select Municipal shares and net assets, the National Fund issued 18,687,716 Class A shares.

The components of Select Municipal’s net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Capital Stock	$144,229,538
Undistributed Net Investment Income	1,216,074
Accumulated Net Realized Loss	(2,290,222)
Net Unrealized Depreciation on Investments	(5,053,026)

Total Net Assets	$138,102,364

On January 8, 2009, the Board of Directors approved in principle the merger into National Fund of (i) the following Funds of the Series: Colorado Fund, Georgia Fund, Louisiana Fund, Maryland Fund, Massachusetts Fund, Michigan Fund, Missouri Fund, Ohio Fund, Oregon Fund, and South Carolina Fund; and (ii) Seligman Florida Municipal Fund and Seligman North Carolina Municipal Fund, each a series of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund (each, an “Acquired Fund”). Completion of each merger is subject to approval by shareholders of the applicable Acquired Fund. A Special Meeting of Shareholders of the Acquired Funds is scheduled for June 2, 2009 to consider each merger.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.31		$7.74	$7.81	$7.88	$7.97	$7.98
Income from Investment Operations:
Net investment income	0.13		0.29	0.33	0.35	0.34	0.34
Net realized and unrealized gain (loss) on investments	0.10		(0.44)	(0.08)	(0.07)	(0.09)	(0.01)
Total from Investment Operations	0.23		(0.15)	0.25	0.28	0.25	0.33
Less Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.32)	(0.35)	(0.34)	(0.34)
Total Distributions	(0.13)		(0.28)	(0.32)	(0.35)	(0.34)	(0.34)
Net Asset Value, End of Period	$7.41		$7.31	$7.74	$7.81	$7.88	$7.97
Total Return	3.36%		(2.07)%	3.21%	3.58%	3.18%	4.16%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$203,461		$56,446	$58,002	$65,846	$67,861	$73,970
Ratio of expenses to average net assets	1.05%	†	0.95%	0.90%	0.92%	0.94%	0.91%
Ratio of net investment income to average net assets	3.58%	†	3.77%	4.19%	4.46%	4.29%	4.22%
Portfolio turnover rate	0.13%		15.97%	28.55%	—	4.55%	—

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.31		$7.75	$7.81	$7.88	$7.97	$7.98
Income from Investment Operations:
Net investment income	0.10		0.22	0.26	0.28	0.27	0.26
Net realized and unrealized gain (loss) on investments	0.13		(0.45)	(0.07)	(0.07)	(0.09)	(0.01)
Total from Investment Operations	0.23		(0.23)	0.19	0.21	0.18	0.25
Less Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.25)	(0.28)	(0.27)	(0.26)
Total Distributions	(0.10)		(0.21)	(0.25)	(0.28)	(0.27)	(0.26)
Net Asset Value, End of Period	$7.44		$7.31	$7.75	$7.81	$7.88	$7.97
Total Return	3.17%		(3.07)%	2.42%	2.66%	2.25%	3.23%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,936		$2,184	$1,729	$2,343	$2,998	$3,503
Ratio of expenses to average net assets	1.95%	†	1.85%	1.80%	1.82%	1.84%	1.81%
Ratio of net investment income to average net assets	2.68%	†	2.87%	3.29%	3.56%	3.39%	3.32%
Portfolio turnover rate	0.13%		15.97%	28.55%	—	4.55%	—

See footnotes on page 61.

Financial Highlights (unaudited)

Colorado Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.14		$7.43	$7.56	$7.65	$7.66	$7.63
Income from Investment Operations:
Net investment income	0.14		0.28	0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.19		(0.30)	(0.09)	(0.09)	(0.01)	0.03
Total from Investment Operations	0.33		(0.02)	0.22	0.22	0.30	0.34
Less Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	(0.02)		—	(0.05)	—	—	—
Total Distributions	(0.15)		(0.27)	(0.35)	(0.31)	(0.31)	(0.31)
Net Asset Value, End of Period	$7.32		$7.14	$7.43	$7.56	$7.65	$7.66
Total Return	4.72%		(0.31)%	2.97%	2.92%	3.93%	4.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$30,000		$29,306	$30,496	$32,558	$35,058	$36,025
Ratio of expenses to average net assets	1.06%	†	0.97%	0.94%	0.95%	0.96%	0.94%
Ratio of net investment income to average net assets	3.89%	†	3.79%	4.11%	4.13%	4.05%	4.05%
Portfolio turnover rate	—		18.08%	10.86%	3.27%	—	5.04%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.13		$7.42	$7.55	$7.64	$7.65	$7.62
Income from Investment Operations:
Net investment income	0.11		0.21	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.18		(0.29)	(0.09)	(0.09)	(0.01)	0.03
Total from Investment Operations	0.29		(0.08)	0.15	0.15	0.23	0.27
Less Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.02)		—	(0.05)	—	—	—
Total Distributions	(0.12)		(0.21)	(0.28)	(0.24)	(0.24)	(0.24)
Net Asset Value, End of Period	$7.30		$7.13	$7.42	$7.55	$7.64	$7.65
Total Return	4.12%		(1.20)%	2.05%	2.01%	3.00%	3.56%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,179		$996	$194	$206	$105	$121
Ratio of expenses to average net assets	1.96%	†	1.87%	1.84%	1.85%	1.86%	1.84%
Ratio of net investment income to average net assets	2.99%	†	2.89%	3.21%	3.23%	3.15%	3.15%
Portfolio turnover rate	—		18.08%	10.86%	3.27%	—	5.04%

See footnotes on page 61.

Financial Highlights (unaudited)

Georgia Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.99		$7.61	$7.74	$7.78	$7.84	$8.01
Income from Investment Operations:
Net investment income	0.15		0.30	0.31	0.32	0.31	0.32
Net realized and unrealized gain (loss) on investments	0.14		(0.62)	(0.14)	(0.04)	(0.06)	(0.16)
Total from Investment Operations	0.29		(0.32)	0.17	0.28	0.25	0.16
Less Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.30)	(0.32)	(0.31)	(0.32)
Distributions from net realized capital gain	—		—	—	—	—	(0.01)
Total Distributions	(0.15)		(0.30)	(0.30)	(0.32)	(0.31)	(0.33)
Net Asset Value, End of Period	$7.13		$6.99	$7.61	$7.74	$7.78	$7.84
Total Return	4.22%		(4.44)%	2.18%	3.70%	3.19%	2.09%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$21,917		$22,414	$25,664	$27,966	$30,456	$32,928
Ratio of expenses to average net assets	1.07%	†	1.02%	0.94%	0.95%	0.98%	0.94%
Ratio of net investment income to average net assets	4.45%	†	4.00%	4.03%	4.15%	3.93%	4.11%
Portfolio turnover rate	—		—	6.42%	—	8.59%	20.43%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.01		$7.63	$7.76	$7.80	$7.86	$8.02
Income from Investment Operations:
Net investment income	0.12		0.23	0.24	0.25	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.14		(0.62)	(0.14)	(0.04)	(0.06)	(0.15)
Total from Investment Operations	0.26		(0.39)	0.10	0.21	0.18	0.10
Less Distributions:
Dividends from net investment income	(0.12)		(0.23)	(0.23)	(0.25)	(0.24)	(0.25)
Distributions from net realized capital gain	—		—	—	—	—	(0.01)
Total Distributions	(0.12)		(0.23)	(0.23)	(0.25)	(0.24)	(0.26)
Net Asset Value, End of Period	$7.15		$7.01	$7.63	$7.76	$7.80	$7.86
Total Return	3.74%		(5.29)%	1.26%	2.76%	2.26%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,040		$1,022	$294	$485	$586	$639
Ratio of expenses to average net assets	1.97%	†	1.92%	1.84%	1.85%	1.88%	1.84%
Ratio of net investment income to average net assets	3.55%	†	3.10%	3.13%	3.25%	3.03%	3.21%
Portfolio turnover rate	—		—	6.42%	—	8.59%	20.43%

See footnotes on page 61.

Financial Highlights (unaudited)

Louisiana Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.34		$7.86	$7.97	$8.06	$8.22	$8.27
Income from Investment Operations:
Net investment income	0.13		0.30	0.34	0.34	0.34	0.34
Net realized and unrealized gain (loss) on investments	0.06		(0.50)	(0.10)	(0.06)	(0.13)	(0.03)
Total from Investment Operations	0.19		(0.20)	0.24	0.28	0.21	0.31
Less Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.33)	(0.34)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.10)		(0.03)	(0.02)	(0.03)	(0.03)	(0.02)
Total Distributions	(0.23)		(0.32)	(0.35)	(0.37)	(0.37)	(0.36)
Net Asset Value, End of Period	$7.30		$7.34	$7.86	$7.97	$8.06	$8.22
Total Return	2.69%		(2.60)%	3.10%	3.51%	2.53%	3.77%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$23,243		$23,484	$26,750	$29,877	$38,036	$41,960
Ratio of expenses to average net assets	1.10%	†	0.98%	0.94%	0.97%	0.95%	0.91%
Ratio of net investment income to average net assets	3.71%	†	3.93%	4.25%	4.26%	4.16%	4.14%
Portfolio turnover rate	1.16%		25.43%	11.58%	—	2.54%	2.51%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.33		$7.85	$7.97	$8.06	$8.22	$8.27
Income from Investment Operations:
Net investment income	0.10		0.23	0.26	0.27	0.27	0.27
Net realized and unrealized gain (loss) on investments	0.06		(0.49)	(0.10)	(0.06)	(0.14)	(0.04)
Total from Investment Operations	0.16		(0.26)	0.16	0.21	0.13	0.23
Less Distributions:
Dividends from net investment income	(0.10)		(0.23)	(0.26)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gain	(0.10)		(0.03)	(0.02)	(0.03)	(0.03)	(0.02)
Total Distributions	(0.20)		(0.26)	(0.28)	(0.30)	(0.29)	(0.28)
Net Asset Value, End of Period	$7.29		$7.33	$7.85	$7.97	$8.06	$8.22
Total Return	2.23%		(3.48)%	2.05%	2.58%	1.62%	2.84%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,838		$1,005	$447	$652	$759	$698
Ratio of expenses to average net assets	2.00%	†	1.88%	1.84%	1.87%	1.85%	1.81%
Ratio of net investment income to average net assets	2.81%	†	3.03%	3.35%	3.36%	3.27%	3.24%
Portfolio turnover rate	1.16%		25.43%	11.58%	—	2.54%	2.51%

See footnotes on page 61.

Financial Highlights (unaudited)

Maryland Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.48		$7.78	$7.92	$7.97	$8.03	$8.05
Income from Investment Operations:
Net investment income	0.13		0.29	0.29	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.30		(0.32)	(0.09)	(0.03)	(0.02)	—
Total from Investment Operations	0.43		(0.03)	0.20	0.29	0.29	0.31
Less Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.28)	(0.32)	(0.31)	(0.31)
Distributions from net realized capital gain	(0.02)		+	(0.06)	(0.02)	(0.04)	(0.02)
Total Distributions	(0.15)		(0.27)	(0.34)	(0.34)	(0.35)	(0.33)
Net Asset Value, End of Period	$7.76		$7.48	$7.78	$7.92	$7.97	$8.03
Total Return	5.77%		(0.41)%	2.50%	3.78%	3.72%	3.94%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$32,347		$31,192	$32,690	$34,623	$39,148	$41,082
Ratio of expenses to average net assets	1.05%	†	0.97%	0.94%	0.95%	0.96%	0.93%
Ratio of net investment income to average net assets	3.57%	†	3.66%	3.76%	4.04%	3.87%	3.89%
Portfolio turnover rate	—		—	4.57%	13.33%	9.77%	5.66%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.50		$7.80	$7.93	$7.98	$8.05	$8.06
Income from Investment Operations:
Net investment income	0.10		0.22	0.22	0.25	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.29		(0.32)	(0.09)	(0.03)	(0.03)	0.01
Total from Investment Operations	0.39		(0.10)	0.13	0.22	0.21	0.25
Less Distributions:
Dividends from net investment income	(0.10)		(0.20)	(0.20)	(0.25)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.02)		+	(0.06)	(0.02)	(0.04)	(0.02)
Total Distributions	(0.12)		(0.20)	(0.26)	(0.27)	(0.28)	(0.26)
Net Asset Value, End of Period	$7.77		$7.50	$7.80	$7.93	$7.98	$8.05
Total Return	5.15%		(1.30)%	1.71%	2.85%	2.66%	3.13%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,827		$1,517	$355	$490	$421	$419
Ratio of expenses to average net assets	1.95%	†	1.87%	1.84%	1.85%	1.86%	1.83%
Ratio of net investment income to average net assets	2.67%	†	2.76%	2.86%	3.14%	2.97%	2.99%
Portfolio turnover rate	—		—	4.57%	13.33%	9.77%	5.66%

See footnotes on page 61.

Financial Highlights (unaudited)

Massachusetts Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.64		$7.86	$8.01	$8.15	$8.27	$8.34
Income from Investment Operations:
Net investment income	0.14		0.32	0.34	0.34	0.34	0.33
Net realized and unrealized gain (loss) on investments	0.11		(0.18)	(0.12)	(0.11)	(0.11)	(0.07)
Total from Investment Operations	0.25		0.14	0.22	0.23	0.23	0.26
Less Distributions:
Dividends from net investment income	(0.14)		(0.31)	(0.33)	(0.34)	(0.33)	(0.33)
Distributions from net realized capital gain	(0.04)		(0.05)	(0.04)	(0.03)	(0.02)	‡
Total Distributions	(0.18)		(0.36)	(0.37)	(0.37)	(0.35)	(0.33)
Net Asset Value, End of Period	$7.71		$7.64	$7.86	$8.01	$8.15	$8.27
Total Return	3.37%		1.76%	2.83%	2.86%	2.90%	3.18%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$56,456		$56,560	$57,796	$62,426	$69,598	$76,118
Ratio of expenses to average net assets	1.00%	†	0.92%	0.89%	0.90%	0.91%	0.89%
Ratio of net investment income to average net assets	3.80%	†	4.01%	4.27%	4.25%	4.09%	3.98%
Portfolio turnover rate	5.90%		3.78%	6.81%	—	4.55%	1.97%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.64		$7.87	$8.01	$8.15	$8.27	$8.34
Income from Investment Operations:
Net investment income	0.11		0.24	0.27	0.27	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.12		(0.18)	(0.11)	(0.12)	(0.10)	(0.08)
Total from Investment Operations	0.23		0.06	0.16	0.15	0.16	0.18
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.26)	(0.26)	(0.26)	(0.25)
Distributions from net realized capital gain	(0.04)		(0.05)	(0.04)	(0.03)	(0.02)	‡
Total Distributions	(0.15)		(0.29)	(0.30)	(0.29)	(0.28)	(0.25)
Net Asset Value, End of Period	$7.72		$7.64	$7.87	$8.01	$8.15	$8.27
Total Return	3.04%		0.72%	2.03%	1.93%	1.98%	2.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,181		$2,548	$2,904	$2,450	$2,527	$3,052
Ratio of expenses to average net assets	1.90%	†	1.82%	1.79%	1.80%	1.81%	1.79%
Ratio of net investment income to average net assets	2.90%	†	3.11%	3.37%	3.35%	3.19%	3.08%
Portfolio turnover rate	5.90%		3.78%	6.81%	—	4.55%	1.97%

See footnotes on page 61.

Financial Highlights (unaudited)

Michigan Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.66		$8.15	$8.33	$8.44	$8.57	$8.64
Income from Investment Operations:
Net investment income	0.16		0.32	0.33	0.34	0.35	0.35
Net realized and unrealized gain (loss) on investments	0.09		(0.45)	(0.13)	(0.08)	(0.14)	(0.06)
Total from Investment Operations	0.25		(0.13)	0.20	0.26	0.21	0.29
Less Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.32)	(0.34)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.02)		(0.05)	(0.06)	(0.03)	*	(0.02)
Total Distributions	(0.17)		(0.36)	(0.38)	(0.37)	(0.34)	(0.36)
Net Asset Value, End of Period	$7.74		$7.66	$8.15	$8.33	$8.44	$8.57
Total Return	3.34%		(1.69)%	2.47%	3.12%	2.56%	3.51%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$64,406		$66,199	$78,824	$89,978	$100,016	$108,791
Ratio of expenses to average net assets	1.00%	†	0.92%	0.87%	0.88%	0.90%	0.87%
Ratio of net investment income to average net assets	4.21%	†	3.97%	4.02%	4.12%	4.11%	4.08%
Portfolio turnover rate	—		—	11.33%	10.63%	8.64%	—

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.65		$8.14	$8.32	$8.43	$8.56	$8.63
Income from Investment Operations:
Net investment income	0.12		0.25	0.26	0.27	0.27	0.27
Net realized and unrealized gain (loss) on investments	0.10		(0.45)	(0.13)	(0.09)	(0.13)	(0.05)
Total from Investment Operations	0.22		(0.20)	0.13	0.18	0.14	0.22
Less Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.25)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.02)		(0.05)	(0.06)	(0.03)	*	(0.02)
Total Distributions	(0.14)		(0.29)	(0.31)	(0.29)	(0.27)	(0.29)
Net Asset Value, End of Period	$7.73		$7.65	$8.14	$8.32	$8.43	$8.56
Total Return	2.88%		(2.57)%	1.55%	2.20%	1.64%	2.59%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,000		$1,921	$923	$958	$918	$851
Ratio of expenses to average net assets	1.90%	†	1.82%	1.77%	1.78%	1.80%	1.77%
Ratio of net investment income to average net assets	3.31%	†	3.07%	3.12%	3.22%	3.21%	3.18%
Portfolio turnover rate	—		—	11.33%	10.63%	8.64%	—

See footnotes on page 61.

Financial Highlights (unaudited)

Minnesota Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.26		$7.55	$7.67	$7.75	$7.83	$7.87
Income from Investment Operations:
Net investment income	0.13		0.27	0.30	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.22		(0.26)	(0.11)	(0.08)	(0.09)	(0.05)
Total from Investment Operations	0.35		0.01	0.19	0.23	0.22	0.26
Less Distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.30)	(0.30)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.01)		(0.04)	(0.01)	(0.01)	—	—
Total Distributions	(0.14)		(0.30)	(0.31)	(0.31)	(0.30)	(0.30)
Net Asset Value, End of Period	$7.47		$7.26	$7.55	$7.67	$7.75	$7.83
Total Return	4.82%		0.07%	2.52%	3.04%	2.90%	3.41%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$69,366		$64,860	$70,804	$78,066	$84,659	$91,022
Ratio of expenses to average net assets	1.02%	†	0.91%	0.88%	0.89%	0.92%	0.88%
Ratio of net investment income to average net assets	3.60%	†	3.62%	4.01%	4.04%	3.96%	3.95%
Portfolio turnover rate	—		15.50%	4.48%	10.60%	8.09%	1.85%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.27		$7.56	$7.68	$7.75	$7.83	$7.87
Income from Investment Operations:
Net investment income	0.10		0.20	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.23		(0.26)	(0.12)	(0.07)	(0.09)	(0.05)
Total from Investment Operations	0.33		(0.06)	0.12	0.17	0.15	0.19
Less Distributions:
Dividends from net investment income	(0.10)		(0.19)	(0.23)	(0.23)	(0.23)	(0.23)
Distributions from net realized capital gain	(0.01)		(0.04)	(0.01)	(0.01)	—	—
Total Distributions	(0.11)		(0.23)	(0.24)	(0.24)	(0.23)	(0.23)
Net Asset Value, End of Period	$7.49		$7.27	$7.56	$7.68	$7.75	$7.83
Total Return	4.49%		(0.83)%	1.59%	2.16%	1.95%	2.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$959		$547	$136	$249	$287	$390
Ratio of expenses to average net assets	1.92%	†	1.81%	1.78%	1.79%	1.82%	1.78%
Ratio of net investment income to average net assets	2.70%	†	2.72%	3.11%	3.14%	3.06%	3.05%
Portfolio turnover rate	—		15.50%	4.48%	10.60%	8.09%	1.85%

See footnotes on page 61.

Financial Highlights (unaudited)

Missouri Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.20		$7.61	$7.78	$7.84	$7.89	$7.94
Income from Investment Operations:
Net investment income	0.14		0.29	0.29	0.31	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.15		(0.38)	(0.13)	(0.04)	(0.04)	(0.04)
Total from Investment Operations	0.29		(0.09)	0.16	0.27	0.27	0.26
Less Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.28)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gain	—		(0.04)	(0.05)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.13)		(0.32)	(0.33)	(0.33)	(0.32)	(0.31)
Net Asset Value, End of Period	$7.36		$7.20	$7.61	$7.78	$7.84	$7.89
Total Return	4.12%		(1.38)%	2.20%	3.51%	3.39%	3.38%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$24,619		$24,490	$26,279	$29,097	$31,347	$33,899
Ratio of expenses to average net assets	1.10%	†	0.97%	0.94%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets	3.79%	†	3.78%	3.83%	4.03%	3.95%	3.83%
Portfolio turnover rate	—		2.09%	20.86%	15.02%	—	3.99%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.20		$7.61	$7.77	$7.84	$7.89	$7.95
Income from Investment Operations:
Net investment income	0.10		0.22	0.22	0.24	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.16		(0.38)	(0.12)	(0.05)	(0.04)	(0.05)
Total from Investment Operations	0.26		(0.16)	0.10	0.19	0.20	0.18
Less Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.21)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	—		(0.04)	(0.05)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.10)		(0.25)	(0.26)	(0.26)	(0.25)	(0.24)
Net Asset Value, End of Period	$7.36		$7.20	$7.61	$7.77	$7.84	$7.89
Total Return	3.65%		(2.26)%	1.28%	2.58%	2.46%	2.33%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$821		$410	$43	$44	$141	$139
Ratio of expenses to average net assets	2.00%	†	1.87%	1.84%	1.85%	1.87%	1.84%
Ratio of net investment income to average net assets	2.89%	†	2.88%	2.93%	3.13%	3.05%	2.93%
Portfolio turnover rate	—		2.09%	20.86%	15.02%	—	3.99%

See footnotes on page 61.

Financial Highlights (unaudited)

New York Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.63		$8.07	$8.19	$8.26	$8.27	$8.34
Income from Investment Operations:
Net investment income	0.15		0.32	0.34	0.35	0.33	0.35
Net realized and unrealized gain (loss) on investments	0.21		(0.40)	(0.12)	(0.06)	(0.01)	(0.06)
Total from Investment Operations	0.36		(0.08)	0.22	0.29	0.32	0.29
Less Distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.34)	(0.34)	(0.33)	(0.34)
Distributions from net realized capital gain	—		(0.04)	+	(0.02)	ø	(0.02)
Total Distributions	(0.15)		(0.36)	(0.34)	(0.36)	(0.33)	(0.36)
Net Asset Value, End of Period	$7.84		$7.63	$8.07	$8.19	$8.26	$8.27
Total Return	4.73%		(1.19)%	2.76%	3.61%	3.96%	3.60%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$72,273		$57,937	$60,746	$63,794	$69,563	$71,698
Ratio of expenses to average net assets	0.99%	†	0.89%	0.85%	0.88%	0.90%	0.88%
Ratio of net investment income to average net assets	3.86%	†	4.04%	4.22%	4.25%	4.03%	4.18%
Portfolio turnover rate	0.19%		0.38%	16.19%	—	10.47%	—

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.64		$8.08	$8.20	$8.27	$8.29	$8.35
Income from Investment Operations:
Net investment income	0.11		0.25	0.27	0.27	0.26	0.27
Net realized and unrealized gain (loss) on investments	0.22		(0.41)	(0.13)	(0.05)	(0.02)	(0.04)
Total from Investment Operations	0.33		(0.16)	0.14	0.22	0.24	0.23
Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.26)	(0.27)	(0.26)	(0.27)
Distributions from net realized capital gain	—		(0.04)	+	(0.02)	ø	(0.02)
Total Distributions	(0.11)		(0.28)	(0.26)	(0.29)	(0.26)	(0.29)
Net Asset Value, End of Period	$7.86		$7.64	$8.08	$8.20	$8.27	$8.29
Total Return	4.39%		(2.07)%	1.83%	2.68%	2.91%	2.79%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,504		$4,952	$4,110	$4,905	$4,994	$5,732
Ratio of expenses to average net assets	1.89%	†	1.79%	1.75%	1.78%	1.80%	1.78%
Ratio of net investment income to average net assets	2.96%	†	3.14%	3.32%	3.35%	3.13%	3.28%
Portfolio turnover rate	0.19%		0.38%	16.19%	—	10.47%	—

See footnotes on page 61.

Financial Highlights (unaudited)

Ohio Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.44		$7.82	$7.90	$8.01	$8.10	$8.14
Income from Investment Operations:
Net investment income	0.14		0.28	0.31	0.31	0.32	0.31
Net realized and unrealized gain (loss) on investments	0.33		(0.37)	(0.09)	(0.09)	(0.07)	(0.02)
Total from Investment Operations	0.47		(0.09)	0.22	0.22	0.25	0.29
Less Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	(0.07)		(0.02)	—	(0.02)	(0.03)	(0.02)
Total Distributions	(0.21)		(0.29)	(0.30)	(0.33)	(0.34)	(0.33)
Net Asset Value, End of Period	$7.70		$7.44	$7.82	$7.90	$8.01	$8.10
Total Return	6.32%		(1.27)%	2.84%	2.78%	3.09%	3.69%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$82,709		$82,156	$94,031	$100,686	$107,587	$114,544
Ratio of expenses to average net assets	1.01%	†	0.90%	0.86%	0.87%	0.89%	0.87%
Ratio of net investment income to average net assets	3.75%	†	3.58%	3.95%	3.94%	3.92%	3.88%
Portfolio turnover rate	3.82%		24.32%	8.54%	7.15%	4.57%	—

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.49		$7.87	$7.95	$8.06	$8.15	$8.18
Income from Investment Operations:
Net investment income	0.11		0.21	0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.32		(0.37)	(0.09)	(0.09)	(0.06)	(0.01)
Total from Investment Operations	0.43		(0.16)	0.15	0.15	0.18	0.23
Less Distributions:
Dividends from net investment income	(0.10)		(0.20)	(0.23)	(0.24)	(0.24)	(0.24)
Dividends from net realized capital gain	(0.07)		(0.02)	—	(0.02)	(0.03)	(0.02)
Total Distributions	(0.17)		(0.22)	(0.23)	(0.26)	(0.27)	(0.26)
Net Asset Value, End of Period	$7.75		$7.49	$7.87	$7.95	$8.06	$8.15
Total Return	5.80%		(2.14)%	1.90%	1.84%	2.15%	2.87%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,463		$1,477	$670	$844	$922	$1,005
Ratio of expenses to average net assets	1.91%	†	1.80%	1.76%	1.77%	1.79%	1.77%
Ratio of net investment income to average net assets	2.85%	†	2.68%	3.05%	3.04%	3.02%	2.98%
Portfolio turnover rate	3.82%		24.32%	8.54%	7.15%	4.57%	—

See footnotes on page 61.

Financial Highlights (unaudited)

Oregon Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.35		$7.68	$7.83	$7.87	$7.91	$7.94
Income from Investment Operations:
Net investment income	0.14		0.30	0.31	0.32	0.31	0.32
Net realized and unrealized gain (loss) on investments	0.13		(0.33)	(0.10)	(0.04)	(0.03)	(0.03)
Total from Investment Operations	0.27		(0.03)	0.21	0.28	0.28	0.29
Less Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	(0.02)		(0.01)	(0.06)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.15)		(0.30)	(0.36)	(0.32)	(0.32)	(0.32)
Net Asset Value, End of Period	$7.47		$7.35	$7.68	$7.83	$7.87	$7.91
Total Return	3.79%		(0.44)%	2.79%	3.75%	3.53%	3.73%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$42,523		$42,632	$46,168	$49,862	$53,109	$56,182
Ratio of expenses to average net assets	1.02%	†	0.94%	0.90%	0.92%	0.92%	0.91%
Ratio of net investment income to average net assets	3.72%	†	3.89%	4.00%	4.10%	3.97%	4.00%
Portfolio turnover rate	5.39%		—	3.27%	16.84%	4.88%	1.92%

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.34		$7.67	$7.82	$7.86	$7.90	$7.93
Income from Investment Operations:
Net investment income	0.10		0.23	0.24	0.25	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.15		(0.33)	(0.10)	(0.04)	(0.03)	(0.02)
Total from Investment Operations	0.25		(0.10)	0.14	0.21	0.21	0.22
Less Distributions:
Dividends from net investment income	(0.10)		(0.22)	(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.02)		(0.01)	(0.06)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.12)		(0.23)	(0.29)	(0.25)	(0.25)	(0.25)
Net Asset Value, End of Period	$7.47		$7.34	$7.67	$7.82	$7.86	$7.90
Total Return	3.47%		(1.33)%	1.87%	2.82%	2.60%	2.81%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,582		$2,473	$1,298	$1,314	$1,282	$1,641
Ratio of expenses to average net assets	1.92%	†	1.84%	1.80%	1.82%	1.82%	1.81%
Ratio of net investment income to average net assets	2.82%	†	2.99%	3.10%	3.20%	3.07%	3.10%
Portfolio turnover rate	5.39%		—	3.27%	16.84%	4.88%	1.92%

See footnotes on page 61.

Financial Highlights (unaudited)

South Carolina Fund

CLASS A
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.51		$8.01	$8.16	$8.19	$8.18	$8.23
Income from Investment Operations:
Net investment income	0.16		0.32	0.32	0.32	0.32	0.31
Net realized and unrealized gain (loss) on investments	0.10		(0.49)	(0.10)	(0.03)	0.03	0.05
Total from Investment Operations	0.26		(0.17)	0.22	0.29	0.35	0.36
Less Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.32)	(0.32)	(0.32)	(0.30)
Distributions from net realized capital gain	(0.01)		(0.02)	(0.05)	—	(0.02)	(0.11)
Total Distributions	(0.16)		(0.33)	(0.37)	(0.32)	(0.34)	(0.41)
Net Asset Value, End of Period	$7.61		$7.51	$8.01	$8.16	$8.19	$8.18
Total Return	3.54%		(2.29)%	2.70%	3.62%	4.23%	4.51%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$54,991		$57,619	$62,402	$70,937	$75,442	$76,913
Ratio of expenses to average net assets	1.01%	†	0.90%	0.87%	0.88%	0.91%	0.91%
Ratio of net investment income to average net assets	4.26%	†	4.00%	4.03%	4.00%	3.89%	3.77%
Portfolio turnover rate	—		—	8.67%	9.93%	—	—

CLASS C
	Six Months Ended		Year Ended September 30,
Per Share Data:	3/31/09		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.51		$8.01	$8.15	$8.19	$8.18	$8.23
Income from Investment Operations:
Net investment income	0.12		0.25	0.25	0.25	0.25	0.23
Net realized and unrealized gain (loss) on investments	0.10		(0.49)	(0.09)	(0.04)	0.02	0.06
Total from Investment Operations	0.22		(0.24)	0.16	0.21	0.27	0.29
Less Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.25)	(0.25)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.01)		(0.02)	(0.05)	—	(0.02)	(0.11)
Total Distributions	(0.13)		(0.26)	(0.30)	(0.25)	(0.26)	(0.34)
Net Asset Value, End of Period	$7.60		$7.51	$8.01	$8.15	$8.19	$8.18
Total Return	2.94%		(3.16)%	1.90%	2.57%	3.30%	3.58%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,349		$4,721	$3,895	$4,026	$4,939	$5,200
Ratio of expenses to average net assets	1.91%	†	1.80%	1.77%	1.78%	1.81%	1.81%
Ratio of net investment income to average net assets	3.36%	†	3.10%	3.13%	3.10%	2.99%	2.87%
Portfolio turnover rate	—		—	8.67%	9.93%	—	—

†	Annualized. The Non-Recurring Charges (Note 4c) have not been annualized, as they represent a one-time occurrence.
+	Capital gain of $0.003 per share was paid.
‡	Capital gain of $0.004 per share was paid.
*	Capital gain of $0.001 per share was paid.
ø	Capital gain of $0.002 per share was paid.

See Notes to Financial Statements.

Proxy Results

Shareholders of Seligman Municipal Fund Series, Inc. voted on two proposals at a Special Meeting of Stockholders held on November 3, 2008. Shareholders voted in favor of each of the proposals. The description of each proposal and number of shares voted are as follows:

Proposal 1

To consider and vote upon the proposed Investment Management Services Agreement with RiverSource Investments, LLC:

	For	Against	Abstain
National Fund	3,949,193.410	168,939.981	191,921.889
Colorado Fund	2,307,183.218	74,460.280	111,881.185
Georgia Fund	1,759,668.806	102,339.030	56,248.933
Louisiana Fund	1,584,734.856	77,772.171	21,240.291
Maryland Fund	2,173,920.400	138,737.808	113,714.724
Massachusetts Fund	4,218,981.488	142,851.594	236,713.024
Michigan Fund	5,307,115.961	248,378.351	171,114.848
Minnesota Fund	4,528,296.858	202,128.542	263,760.017
Missouri Fund	1,855,211.205	236,056.712	197,082.660
New York Fund	4,164,301.516	143,314.155	168,747.113
Ohio Fund	6,312,816.812	351,650.652	312,008.272
Oregon Fund	3,370,905.354	138,522.236	244,330.982
South Carolina Fund	4,694,983.636	195,724.117	130,633.598

Proposal 2

To elect ten directors to the Board:

	For	Withheld
Kathleen Blatz	57,869,409	2,697,944
Arne H. Carlson	57,670,617	2,896,736
Pamela G. Carlton	57,817,258	2,750,095
Patricia M. Flynn	57,913,069	2,654,284
Anne P. Jones	57,698,726	2,868,626
Jeffrey Laikind	57,708,972	2,858,380
Stephen R. Lewis, Jr.	57,881,841	2,685,512
Catherine James Paglia	57,898,819	2,668,534
Alison Taunton-Rigby	57,891,282	2,676,070
William F. Truscott	57,878,318	2,689,035

Additional Fund Information

Manager	Shareholder Service Agent	Important Telephone Numbers

From November 7, 2008

RiverSource Investments, LLC

200 Ameriprise Financial Center

Minneapolis, MN 55474

Until November 6, 2008

J. & W. Seligman & Co. Incorporated

100 Park Avenue

New York, NY 10017

General Distributor

RiverSource Fund Distributors, Inc.

(formerly Seligman Advisors, Inc.)

50611 Ameriprise Financial Center

Minneapolis, MN 55474

	Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail inquiries to: P.O. Box 9759 Providence, RI 02940-9759	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Funds’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Funds’ independent registered public accounting firm for the 2009 fiscal year. A majority of the Funds’ Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm’s report on the Funds’ financial statements for the year ended September 30, 2008 and the year ended September 30, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

Notice to Former Stockholders of Seligman Select Municipal Fund, Inc.

Seligman Select Municipal Fund, Inc. was merged into the National Fund of Seligman Municipal Fund Series, Inc. on March 27, 2009. The following information is provided to former Stockholders of Seligman Select Municipal Fund, Inc. in accordance with federal income tax rules:

The tax characterization of distributions paid to Stockholders for the period from January 1, 2009 to March 27, 2009 was as follows:

Tax-exempt income	$1,469,919
Ordinary income	88,312
Total	$1,558,231

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEA2 3/09

ITEM 2.  CODE OF ETHICS.

       Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

       Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6.  INVESTMENTS.

a)	Schedule I – Investments in securities of unaffiliated issuers.

Included in Item 1 above.

b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

       INVESTMENT COMPANIES.

       Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND

         AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board Governance Committee (the committee) of the Board reviews candidates for Board membership including candidates recommended by shareholders.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Funds; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	June 5, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	June 5, 2009

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.